As filed with the Securities and Exchange Commission on April 28, 2004

===============================================================================
                                                   1933 Act File No. 333-_____
                                                   1940 Act File No. 811-21572

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

(Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No. _
[ ] Post-Effective Amendment No. _

and

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ] Amendment No. _

             MBIA CAPITAL/FIRST TRUST RELATIVE VALUE MUNICIPAL FUND Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                                W. Scott Jardine
                          First Trust Portfolios, L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

                                  Eric F. Fess
                             Chapman and Cutler LLP
                              111 W. Monroe Street
                                Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box) [ ] when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------- --------------- --------------------------- ------------------------------ ------------------------
 Title of Securities Being   Amount Being    Proposed Maximum Offering    Proposed Maximum Aggregate    Amount of Registration
        Registered            Registered          Price Per Unit             Offering Price(1)                   Fee
--------------------------- --------------- --------------------------- ------------------------------ ------------------------
      Common Shares,            1,000                $15.00                      $15,000                       $1.90
     $0.01 par value
--------------------------- --------------- --------------------------- ------------------------------ ------------------------
(1) Estimated solely for the purpose of calculating the registration fee.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                  Subject to Completion, dated April 28, 2004

PROSPECTUS
----------
                                        Common Shares

            MBIA Capital/First Trust Relative Value Municipal Fund

                                  Common Shares
                                $15.00 per share

                               -------------------

   The Fund. MBIA Capital/First Trust Relative Value Municipal Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company.

   Investment Objective. The Fund's investment objective is to provide its common shareholders with high current income exempt from regular Federal income tax.

   No Prior Trading History. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THIS RISK MAY BE GREATER FOR INVESTORS WHO EXPECT TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD AFTER COMPLETION OF THE PUBLIC OFFERING.

   Investment Adviser. First Trust Advisors L.P. ("First Trust Advisors" or "Adviser") will be the Fund's investment adviser, responsible for selecting and supervising the Sub-Adviser, the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services.

   First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $ billion in assets which it managed or supervised as of , 2004. See the Statement of Additional Information ("SAI") under "Investment Adviser."

                                                 (continued on following page)

                               -------------------

   INVESTING IN COMMON SHARES INVOLVES CERTAIN RISKS. SEE "RISKS" BEGINNING ON PAGE [27].

   Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               -------------------

                                                        Per Share    Total

                                                        ---------   --------
Price to Public.........................................$15.00      $
Sales Load (1)..........................................$ 0.675     $
Estimated Offering Costs (2)............................$           $
Proceeds to the Fund....................................$           $

(1) The Fund has agreed to pay the underwriters $ per common share as a partial reimbursement of expenses incurred in connection with the offering. First Trust Advisors and the Sub-Adviser (not the Fund) will pay certain additional compensation to certain underwriters. See "Underwriting." First Trust Advisors (not the Fund) will pay for corporate finance and consulting services. See "Corporate Finance Services and Consulting Agent." The total amount of the foregoing payments will not exceed 4.5% of the total price to the public of the common shares sold in this offering.

(2) Total expenses of the offering of the common shares of the Fund
   paid  by  the  Fund   (other   than   sales   load,   but   including   the
   $                        per  common  share  reimbursement  of  underwriter
   expenses)  are  estimated to be  $                     ,  which  represents
   $0.03 per common share issued. The Adviser and Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including the reimbursement described above) that exceed $0.03 per common share. To the extent that aggregate offering expenses are less than $0.03 per common share, up to 0.10% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to First Trust Portfolios, L.P. as reimbursement for the distribution services they provide to the Fund. First Trust Portfolios, L.P. is an affiliate of the Adviser. See "Underwriting."

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                               -------------------
                              [Insert Underwriters]

                               -------------------

               Prospectus dated                         , 2004

   Sub-Adviser. MBIA Capital Management Corp. (the "Sub-Adviser"), an affiliate of MBIA Insurance Corporation, will manage the Fund's portfolio subject to the Adviser's supervision.

   Leverage. Within three months after the completion of the offering of common shares described in this Prospectus, the Fund intends, subject to then favorable market conditions, to utilize leverage through the issuance of preferred shares, commercial paper or notes and/or borrowing in an aggregate amount up to 38% of the Fund's managed assets after such issuance and/or borrowing. The issuance of these instruments, which would be senior to the common shares, will result in the financial leveraging of the common shares. Whether to offer preferred shares or engage in another form of leveraging, and, if offered, the terms of such shares or leveraging and the timing and other terms of their offering or arrangement will be determined by the Fund's Board of Trustees. Currently, the Fund intends to issue preferred shares. Through leveraging, the Fund will seek to obtain a higher return for the holders of common shares (the "Common Shares") than if the Fund did not use leverage. Leverage is a speculative technique and investors should note that there are special risks and costs associated with the leveraging of the Common Shares. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See "Borrowings and Preferred Shares-Effects of Leverage," "Risks-Leverage Risk" and "Description of Shares."

   The Fund has applied to list the Common Shares on the American Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be " ."

   The  underwriters  expect to deliver the Common  Shares to purchasers on or
before          ,  2004. The underwriters  named in this Prospectus have the
option to purchase up to       additional Common Shares from  the  Fund  in
certain circumstances.

   Portfolio Contents. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its managed assets (as defined on page [ ] of this Prospectus) in municipal bonds of investment grade quality (those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P"), or Fitch, Inc. ("Fitch"), or unrated municipal securities considered by the Fund's Sub-Adviser to be of comparable quality) and will normally invest substantially all of its managed assets in securities or investment grade quality. The Fund, as a non-diversified fund, may, at times, invest more than 5% of its managed assets in certain issuers, and more than 25% in certain sectors of the municipal market.

   This sector "overweighting" would occur when the Sub-Adviser has determined that such overweighting represents a relative value advantage in yield to the shareholders of the Fund. The amount of overweighting will be limited by the Fund's investment policies such that no single obligor may represent more than 10% of managed assets, and no sector more than 38% of managed assets. The Fund's Sub-Adviser will also manage the duration of the Fund's portfolio to attempt to provide common shareholders with a high level of risk-adjusted return while seeking to reduce the volatility of the Fund's income and net asset value. Under normal market conditions, the Fund's SubAdviser expects to maintain the duration of the Fund's portfolio between five and fourteen years. In addition, the Fund's Sub-Adviser may utilize a variety of hedging strategies to seek to protect the value of the Fund's assets against the volatility of interest rate changes and other market movements. Such hedging strategies may, however, result in income or gain to the Fund that is not exempt from regular Federal income tax.

   You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest and retain it for future reference. The SAI, dated , 2004, as it may be supplemented, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the SAI, the table of contents of which is on page [44] of this Prospectus, by calling (800) 988-5891 or by writing to the Fund, or you may obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).

   The Fund's Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, are not insured by MBIA Insurance Corporation or any of its affiliates and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                               PROSPECTUS SUMMARY

   This summary highlights information contained elsewhere in this Prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's Common Shares. You should carefully read the entire Prospectus, including the documents incorporated by reference into it, particularly the section entitled "Risks" beginning on page [27].

The Fund............... MBIA  Capital/First  Trust  Relative  Value  Municipal
                        Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 241-4141.

The Offering........... The   Fund  is   offering            Common  Shares of
                        beneficial interest at $15.00 per share through a group of underwriters (the "Underwriters") led by
                        ("                  "). The common shares of beneficial
                        interest are called "Common Shares" in this Prospectus. You must purchase at least 100 Common Shares in this offering. The Fund has given the Underwriters an option to purchase up to additional Common Shares to cover
                        orders in excess of         Common  Shares.  [The
                        Fund will not sell more than $ of Common Shares in this offering (exclusive of any shares sold pursuant to any exercise of the over-allotment option of the Underwriters).] See "Underwriting." First Trust Advisors and the Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.03 per Common Share.

Investment Objective
and Policies........... The Fund's  investment  objective  is to  provide  its common shareholders with high current income exempt from regular Federal income tax. There can be no assurance that the Fund's investment objective will be realized. See "The Fund's Investments."

                        Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its Managed Assets (as defined below) in Municipal Bonds of investment grade quality, and will normally invest substantially all of its total assets in securities of investment grade quality. "Municipal Bonds" are obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular Federal income tax. The Fund will not invest more than 25% of its Managed Assets in Municipal Bonds the interest on which is subject to the Federal alternative minimum tax ("AMT"), and the Fund expects that a portion of the income its produces will be includable in alternative minimum taxable income. "Investment grade" bonds are those rated, at the time of Fund's investment in the bonds, Baa or higher by Moody's or BBB or higher by either S&P or Fitch or, if unrated, are determined by the Sub-Adviser to be of comparable quality. See "The Fund's Investments." The Fund, as a non-diversified fund, may, at times, invest more than 5% of its Managed Assets in certain obligors, and more than 25% of Managed Assets in certain sectors of the municipal market.

                        This sector "overweighting" would occur when the Sub-Adviser has determined that such overweighting represents a relative value advantage in yield to the shareholders of the Fund. The amount of overweighting will be limited by the Fund's investment policies such that no single obligor may represent more than 10% of Managed Assets, and no sector more than 38% of Managed

                        Assets. The Sub-Adviser believes that the Fund's portfolio may initially be overweighted in the
                                         and            sectors. Such
                        overweighting may continue indefinitely and may increase the level of risk the Fund is exposed to.

                        Fund Duration. The Sub-Adviser will manage the duration of the Fund's portfolio to attempt to provide common shareholders with a high level of risk-adjusted return while seeking to reduce the volatility of the Fund's income and net asset value. Under normal market conditions, the Sub-Adviser expects to maintain the duration of the Fund's portfolio between five and fourteen years. Based on such policy, the Fund expects that its net asset value will have comparatively lower levels of interest rate risk relative to investment portfolios with longer durations. In comparison to the "maturity" of a bond (which is the date on which the issuer is obligated to repay the principal amount), "duration" is a measure of the price volatility of a bond as a result of changes in market rates of interest, based on the weighted average timing of the bond's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations, and (in general) a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration. There is no limit on the remaining maturity or duration of any individual Municipal Bond invested in by the Fund. See "The Fund's Investments - Investment Objective and Policies."

                        Interest Rate and Hedging Transactions. The Sub-Adviser may, as a non-fundamental policy, utilize a variety of hedging strategies to seek to protect the value of the Fund's assets against the volatility of interest rate changes and other market movements. The Fund may seek to hedge its portfolio against changes in interest rates using exchange-traded financial futures and option contracts, options on future contracts, or through over-the-counter dealer transactions in caps, swap agreements or options thereon ("swaptions"). In large part, the success of the Fund's hedging activities depends on the Sub-Adviser's ability to forecast movements in securities prices and interest rates, and there can be no assurance that the Sub-Adviser's judgment in this respect will be accurate. Although the Fund's hedging transactions are designed to reduce volatility of the Fund's net asset value, these transactions involve investment techniques and risks different from those associated with portfolio transactions in Municipal Bonds. Distributions by the Fund of any income or gains realized on the Fund's hedging transactions generally will not be exempt from regular Federal income tax. Rating agency guidelines in connection with the Fund's utilization of financial leverage through the issuance of preferred shares may limit the ability of the Fund to engage in certain hedging transactions. Therefore, there is no assurance that the Fund will undertake any such hedging transactions or that, if undertaken, that any such hedging strategies will be successful. See "The Fund's Investments - Hedging Transactions."

                        Alternative Minimum Tax. The Fund may invest up to 25% of its Managed Assets in Municipal Bonds the interest on which is subject to the alternative minimum tax provisions of Federal tax law, and the Fund expects that a portion of the income it produces will be includable in alternative minimum taxable income. Common shares therefore would not ordinarily be a suitable investment for investors who are subject to the AMT or who would become subject to the AMT by purchasing Common Shares.

                        The Fund's investment objective is considered fundamental and may not be changed without shareholder approval. In addition, the Fund's policy of investing at least 80% of its Managed Assets in investment grade Municipal Bonds is a fundamental policy that may not be changed without shareholder approval. Unless otherwise provided in this Prospectus or the SAI, the remainder of the Fund's investment policies are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund cannot assure you that it will achieve its investment objective. See "The Fund's Investments" and "Risks" in this Prospectus and "Investment Policies and Techniques" in the Fund's SAI.

                        "Managed Assets" generally means the average daily gross asset value of the Fund (including assets attributable to the Fund's preferred shares, if any, and the principal amount of borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). For purposes of determining Managed Assets, the liquidation preference of the preferred shares is not treated as a liability. Percentage limitations described in this Prospectus are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market value fluctuations of the Fund's portfolio and other events.

Investment Adviser
and Sub-Adviser........ First  Trust   Advisors   L.P.   will  be  the  Fund's
                        investment adviser, responsible for supervising the Fund's Sub-Adviser, monitoring the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services.

                        First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991. It serves as investment adviser or portfolio supervisor to investment portfolios with approximately $ billion in assets which it managed or supervised as of , 2004. See the SAI under "Investment Adviser."

                        First Trust Advisors will receive an annual fee, payable monthly, equal to $ of the Fund's average daily Managed Assets.

                        MBIA Capital Management Corp. is the Fund's Sub-Adviser, responsible for management of the Fund's investment portfolio. The Sub-Adviser is an international investment manager supervising client accounts with assets totaling approximately $ billion as of , 2003 (including approximately $ billion representing assets managed on behalf of affiliates). Of that amount, approximately $ billion (more than half of which is invested in Municipal Bonds) represents the investment portfolio of the Sub-Adviser's affiliate, MBIA Insurance Corporation, a leading financial guarantor in the municipal securities markets, whose claims-paying ability is rated Aaa by Moody's and AAA by S&P and Fitch.

                        The Sub-Adviser will receive an annual fee, payable monthly, equal to $ of the Fund's average daily Managed Assets.

Borrowing and
Preferred Shares....... The Fund intends to use leverage through the issuance of preferred shares of beneficial interest ("Preferred Shares"), commercial paper or notes and/or borrowing (each a "Leverage Instrument" and collectively, the "Leverage Instruments") in an aggregate amount up to 38% of the Fund's Managed Assets after such issuance and/or borrowing. The Fund may borrow from banks and other financial institutions. Leverage creates a greater risk of loss, as well as potential for more gain, for the Common Shares than if leverage is not used. There is no guarantee that the Fund's leveraging strategy will be successful. See "Risks - Leverage Risk." Subject to market conditions, within three months after completion of this offering, the Fund currently intends to establish a leverage program. Leverage Instruments will have seniority over the Common Shares. The use of Leverage Instruments will leverage your investment in the Common Shares. If the Fund uses Leverage Instruments, associated costs will be borne immediately by Common Shareholders and result in a reduction of the net asset value of the Common Shares.

                        Preferred Shares will pay dividends based on short-term rates, which will be reset frequently. Borrowings may be at a fixed or floating rate and generally will be based upon short-term rates. So long as the rate of return, net of applicable Fund expenses, on the Fund's portfolio investments purchased with leverage exceeds the then current interest rate or dividend rate on the Leverage Instruments, the Fund will generate more return or income than will be needed to pay such dividends or interest payments. In this event, the excess will be available to pay higher dividends to holders of Common Shares. When leverage is employed, the net asset value and market prices of the Common Shares and the yield to holders of Common Shares will be more volatile.

Distributions...........The Fund intends to distribute dividends from its net investment income on a monthly basis and to distribute at least annually any net realized capital gains realized during the year. The Fund expects that it will commence paying dividends within 90 days of the date of this Prospectus. [The Fund intends to make regular monthly cash distributions to Common Shareholders at a level rate based upon the actual and projected performance of the Fund, subject to adjustment from time to time.] The dividend rate that the Fund pays on the Common Shares will depend upon a number of factors, including dividends payable on the Fund's Preferred Shares, if any. As portfolio and market conditions change, the rate of dividends on the Common Shares and the Fund's dividend policy could be adjusted.

                        The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. If the Fund realizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and the Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid to each class for the year in which the income is realized. See "Distributions" and "Borrowings and Preferred Shares."

                        Unless you elect to receive cash distributions, your distributions of net investment income and capital gains dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan. See "Distributions" and "Dividend Reinvestment Plan."

Taxation
of Distributions....... Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in investment grade Municipal Bonds that pay interest that is exempt from regular Federal income tax. Accordingly, the dividends paid on the Common Shares, and any Preferred Shares of the Fund, that are attributable to that interest will be similarly exempt from regular Federal income tax. Such income may, however, be subject to state and local taxes. The Fund may invest up to 25% of its Managed Assets in Municipal Bonds the interest on which is subject to the AMT, and the Fund expects that a portion of the income it produces will be includable in alternative minimum taxable income. Thus, Common Shares may not be a suitable investment if you are subject to the AMT or would become subject to the AMT by investing in the Common Shares. The Fund also may realize net long or short-term capital gains on the sale or exchange of the Municipal Bonds in its portfolio. In addition, certain of the Fund's hedging strategies may result in the Fund realizing income or gains that are subject to regular Federal income tax. Distributions to Common Shareholders of any such income or capital gain would be taxable to such shareholders when distributed to them. Any taxable income or gain earned or realized by the Fund will be allocated proportionately to the Common Shareholders and the holders of any Preferred Shares that may be issued by the Fund in connection with its use of financial leverage. The terms of such Preferred Shares may require that the Fund pay additional distributions to such Preferred Shareholders to the extent that taxable income or gain is allocated thereto. Such additional distributions would lower the amount of exempt interest and taxable income or gain that could be distributed as dividends the Common Shareholders. See "Tax Matters."

Listing................ The Fund has applied to list the Common Shares on the
                        American Stock Exchange. The trading or "ticker" symbol
                        of the Common Shares is expected to be  "    ."

Corporate Finance Services
and Consulting Agent...                             will  serve  as  corporate
                        finance services and consulting agent. See "Corporate Finance Services and Consulting Agent."

Custodian, Administrator
and Transfer Agent.....                             will  serve as  custodian,
                        and                                  will   serve   as
                        administrator, fund accountant and transfer agent for the Fund. See "Custodian, Administrator and Transfer Agent."

Closed-End Structure... Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

                        Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described in this Prospectus, however, the Board of Trustees may review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end mutual fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company. See "Structure of the Fund; Common Share Repurchases and Change in Fund Structure."

Special Risk
Considerations..........No Operating History. The Fund is a newly organized, non-diversified, closed-end management investment company with no history of operations.

                        Liquidity and Market Price of Shares. Shares of closed-end funds that trade in a secondary market frequently trade at a market price that is below their net asset value. This is commonly referred to as "trading at a discount." The risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced following the offering by the sales load and the amount of offering expenses paid by the Fund.

                        Market Risk and Selection Risk. Market risk is the risk that the bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that Sub-Adviser selects will underperform the bond market, the relevant market indices, or other funds with similar investment objectives and investment strategies.

                        Municipal Bond Market Risk. The amount of public information available about the Municipal Bonds in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of Sub-Adviser than that of an equity fund or taxable bond fund. The secondary market for Municipal Bonds also tends to be less well developed, or liquid, than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. In the event of bankruptcy of an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. See "Risks - Municipal Bond Market Risk."

                        Interest Rate and Credit Risk. The Fund invests in Municipal Bonds which are subject to interest rate and credit risk. Interest rate risk is the risk that prices of Municipal Bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The common share net asset value and market price per share of the bonds in which the Fund will invest will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter term bonds. The Fund's use of leverage by the issuance of preferred shares and its investment in inverse floating obligations, as discussed below, may increase interest rate risk. Market interest rates for investment grade Municipal Bonds in which the Fund will primarily invest have recently declined significantly below the historical average rates for such bonds and market interest rates are near historical lows. These levels increase the risk that these rates will rise in the future (which would cause the value of the Fund's net assets to decline). Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The Fund intends to invest in Municipal Bonds that are rated investment grade by S&P, Moody's or Fitch. It may also invest in unrated Municipal Bonds that the Sub-Adviser believes are of comparable quality. Obligations rated in the lowest investment grade category may have certain speculative characteristics.

                        Call and Redemption Risk. A Municipal Bond's issuer may call the bond for redemption before it matures. If this happens to a Municipal Bond held by the Fund, the Fund may lose income and may have to invest the proceeds in Municipal Bonds with lower yields.

                        Private Activity Bond Risk. The Fund may invest in certain tax-exempt securities classified as "private activity bonds." These bonds may subject certain investors in the Fund to the AMT. The Fund may invest up to 25% of its total assets in Municipal Bonds subject to the AMT. The Fund is not restricted with respect to investing in private activity bonds that are not subject to the AMT.

                        Tobacco-Related Municipal Bonds Risk. The Fund may invest in Municipal Bonds that are collateralized by the proceeds from litigation against the tobacco industry. Payment by the tobacco industry participants of such proceeds is spread over a number of years and the collection and distribution of such proceeds to issuers of Municipal Bonds is dependent on the financial health of such tobacco industry participants, which cannot be assured. Additional litigation, government regulation or prohibition of the sale of tobacco products, or the seeking of protection under bankruptcy laws, could adversely affect the tobacco industry which, in turn, could have an adverse effect on tobacco-related Municipal Bonds

                        Leverage Risk. Under normal circumstances, the Fund intends to utilize leverage in an amount up to 38% of the Fund's Managed Assets, after taking into account such leverage. The Fund may use leverage for investment purposes, to finance the repurchase of its Common Shares, and to meet cash requirements. Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. Leverage Instruments will have seniority over the Common Shares. If the income and gains earned on the securities and instruments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income or gains from the securities and investments purchased with such proceeds does not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. If the Fund uses Leverage Instruments, associated costs will be borne immediately by the Common Shareholders and result in a reduction of the NAV of the Common Shares. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

                        o the likelihood of greater volatility of the NAV and market price of the Common Shares than a comparable portfolio without leverage;

                        o the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

                        o the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

                        o when the Fund uses Leverage Instruments, the investment advisory fees payable to the Adviser and Sub-Advisers will be higher than if the Fund did not use leverage.

                        See "Risks - Leverage Risk."

                        Inflation Risk. Inflation risk is the risk that the value of assets or income from an investment will be worth less in the future as inflation decreases the value of money. As inflation increase, the real value of the Common Shares and distributions can decline. In addition, during periods of rising inflation, Preferred Share dividend rates would likely increase, which would tend to further reduce returns to Common Shareholders.

                        Portfolio Strategy Risk. The Fund may engage in various portfolio strategies both to seek to hedge its portfolio against adverse effects from movements in interest rates and in the securities markets generally and to seek to increase the return of the Fund. These strategies include the use of derivatives such as exchange-traded financial futures and option contracts, options on futures contracts, or over-the-counter dealer transactions in caps, swap agreements or swaptions, the risks of which are summarized below. Such strategies subject to the Fund to the risk that, if the Sub-Adviser incorrectly forecasts market values, interest rates or other applicable factors, the Fund's performance could suffer. Certain of these strategies may provide investment leverage to the Fund's portfolio and result in many of the same risks of leverage to the holders of the Fund's Common Shares as discussed above under "- Leverage Risk." The Fund is not required to use derivatives or other portfolio strategies and may not do so. Distributions by the Fund of any income or gain realized on the Fund's hedging transactions generally will not be exempt from regular Federal income tax. There can be no assurance that the Fund's portfolio strategies will be effective. See "Risks - Portfolio Strategy Risk."

                        Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index, or the relationship between two indices. The Fund may invest in a variety of derivative instruments for hedging purposes, such as exchange-traded financial futures and option contracts, options on futures contracts, or over-the-counter dealer transactions in caps, swap agreements or swaptions. The Fund may use derivatives as a substitute for taking a position in an underlying security or other asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund also may use derivatives to add leverage to the portfolio. The Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk, leveraging risk, the risk of ambiguous documentation and selection risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Under the terms of certain derivative instruments, the Fund could lose more than the principal amount invested. The use of derivatives also may increase the amount of taxes payable by Common Shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to risks when that would be beneficial.

                        Non-Diversified Status. As a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in securities and instruments of a single issuer, and accordingly, an investment in the Fund may, under certain circumstances, present greater risk to an investor than an investment in a diversified company. The Sub-Adviser believes that the Fund's portfolio may initially be overweighted in the and sectors. Such overweighting may concentrate the Fund's portfolio in a particular sector, making the Fund more vulnerable to events affecting that sector and subjecting the Fund to an increased level of risk.

                        Affiliated Insurer Risk. Provisions of the 1940 Act may prohibit the Fund from purchasing Municipal Bonds for which MBIA Insurance Corporation and other affiliates of the Sub-Adviser (collectively, "MBIA Insurers") provide financial insurance. The Sub-Adviser has applied to the SEC for exemptive relief under the 1940 Act (the "Exemptive Relief") that would permit the Fund, subject to certain conditions and limitations, to purchase Municipal Bonds insured by MBIA Insurers in the secondary market. The application for the Exemptive Relief would also permit the Fund to accept certain payments that might arise from claims made upon MBIA Insurers under such insurance policies and, in connection with the Fund's acceptance of any such payments, to assign to an MBIA Insurer the Fund's rights of recovery therefor. The 1940 Act may also prohibit the Fund from purchasing Secondary Market Insurance or Portfolio Insurance (as defined below under "The Fund's Investments - Insured Municipal Bonds") directly or indirectly from an MBIA Insurer. [The application for the Exemptive Relief would not permit the Fund to engage in such purchases of Secondary Market Insurance or Portfolio Insurance, and in no event will the Fund purchase Secondary Market Insurance or Portfolio Insurance directly or indirectly from an MBIA Insurer. There can be no assurance that the SEC will grant the Exemptive Relief to the Fund, and until the Exemptive Relief is granted, the Fund will not purchase Municipal Bonds insured by MBIA Insurers.]

                        Because MBIA Insurers provide a substantial portion of all Original Issue, Secondary Market and Portfolio Insurance for Municipal Bonds, the Fund's inability, absent the SEC's granting of the Exemptive Relief, to purchase Municipal Bonds insured by MBIA Insurers may place it at a disadvantage relative to other similar funds that may purchase such Municipal Bonds. Any such disadvantage could increase in the event that one or more of the other providers of financial insurance for Municipal Bonds experiences problems meeting its insurance obligations. However, based upon current market conditions and on the anticipated size of the Fund after the issuance of Preferred Shares, the Sub-Adviser believes that such inability will not adversely affect the Fund's ability to achieve its investment objective.

                        Market Disruption Risk. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. United States military and related action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

                        Anti-Takeover Provisions. The Fund's Declaration of Trust (the "Declaration") includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust" and "Risks - Anti-Takeover Provisions."

                            SUMMARY OF FUND EXPENSES

   The following table assumes the issuance of Preferred Shares in an amount equal to 38% of the Fund's Managed Assets (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares.

Shareholder Transaction Expenses:

Sales Load Paid by You (as a percentage of offering price) ......  4.50%
Offering Expenses Borne by the Fund
(as a percentage of offering price)..............................  0.20%(1)
Dividend Reinvestment Plan Fees..................................   None(2)


                                           Percentage of Net Assets Attributable
                                                   to Common Shares (Assumes
                                                 Preferred Shares Are Used)(3)
Annual Expenses:

Management Fees(4) ..............................................  %
Other Expenses...................................................  %(5)
Interest Payments on Borrowed Funds..............................  %
     Total Annual Expenses.......................................  %
                                                                  ==

(1) The Adviser and Sub-Adviser have contractually agreed to pay (i) all organizational expenses of the Fund and (ii) all offering costs (other than sales load) that exceed $0.03 per Common Share. The Fund's size is
   expected to be                                 .

(2) You will pay brokerage charges if you direct , as agent for the Common Shareholders (the "Plan Agent"), to sell your Common Shares held in a dividend reinvestment account.

(3) The table presented below in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to Common Shares. This table assumes the Fund issues the same number of Common Shares as in the table above, but unlike the table above, assumes that no Preferred Shares are issued and no other leverage is used. This will be the case, for instance, prior to the Fund's expected issuance of Preferred Shares or the use of other Leverage Instruments. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:

                                          Percentage of Net Assets Attributable
                                         to Common Shares (Assumes No Preferred
                                               Shares Are Issued or Other
                                             Leverage Instruments Are Used)

   Annual Expenses:

   Management Fees(4).........................................    %
   Other Expenses.............................................    %
        Total Annual Expenses.................................    %
                                                                  =

(4) Represents the aggregate fee payable to the Adviser and Sub-Adviser.

(5) If the Fund uses Leverage Instruments in the form of Preferred
   Shares, costs of the leverage, estimated to be approximately % of the total dollar amount of the Preferred Share offering will be borne immediately by the Common Shareholders and result in a reduction of the net asset value of the Common Shares. Assuming the issuance of approximately Common Shares, and the issuance of Preferred Shares in the approximate amount of $ , the offering costs of the Preferred Share issuance are estimated to be $ or approximately $ per Common Share. These offering costs are not included among the expenses in this table.

   The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Total Net Annual Expenses" are based on estimated amounts for the Fund's first full year of operations. See "Management of the Fund" and "Dividend Reinvestment Plan."

   The following example illustrates the expenses (including the sales load of $[ ], estimated offering expenses of this offering of $[ and the estimated offering costs of issuing Leverage Instruments assuming the Fund issues Leverage Instruments representing 38% of the Fund's Managed Assets (after their issuance) of $ ) that you would pay on a $1,000 investment in Common Shares, assuming a 5% annual return(1):

                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  $           $           $           $

(1) THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those shown. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. In the event that the Fund does not utilize any leverage, an investor would pay the following expenses based on the assumptions in the example: 1 Year, $ ; 3 Years, $ ; 5 Years, $ ; and 10 Years, $ .

                                    THE FUND

   The Fund is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund was organized as a Massachusetts business trust on

                               ,  2004,  pursuant  to a  Declaration  of Trust
governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 241-4141.

                                 USE OF PROCEEDS

   The net proceeds of the offering of Common Shares will be approximately $ ($ if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. First Trust Advisors and the Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.03 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. The Fund expects it will be able to invest substantially all of the net proceeds in municipal securities that meet the investment objective and policies within [three months] after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in [short-term, tax-exempt securities in accordance with the Fund's investment policies.]

                             THE FUND'S INVESTMENTS

Investment Objective and Policies

   The Fund's investment objective is to provide its Common Shareholders with high current income exempt from regular Federal income tax. The Fund's investment objective is a fundamental policy that may not be changed without the approval of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). There can be no assurance that the Fund's investment objective will be realized.

   Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its Managed Assets in investment grade Municipal Bonds. The Fund's policy of investing at least 80% of its Managed Assets in investment grade Municipal Bonds is a fundamental policy that may not be changed without the approval of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Under normal market conditions, the Fund will invest substantially all of its Managed Assets in securities of investment grade quality. In addition, under normal market conditions, the Sub-Adviser expects to maintain the duration of the Fund's portfolio between five and fourteen years. There is no limit on the remaining maturity or duration of any individual Municipal Bond invested in by the Fund. These are non-fundamental policies and may be changed by the Fund's Board of Trustees.

   The Sub-Adviser may, as a non-fundamental policy, also utilize a variety of hedging strategies to seek to protect the value of the Fund's assets against the volatility of interest rate changes and other market movements. The Fund may seek to hedge its portfolio against changes in interest rates using exchange-traded financial futures and option contracts or through over-the-counter dealer transactions in caps, swap agreements or swaptions. There is no assurance that the Fund will undertake any such hedging transactions or that, if undertaken, any such hedging strategies will be successful.

   The Fund intends to invest in Municipal Bonds that are commonly referred to as "investment grade" securities, which are obligations rated at the time of purchase within the four highest quality ratings as determined by either Moody's

(currently Aaa, Aa, A and Baa), S&P (currently AAA, AA, A and BBB) or Fitch (currently AAA, AA, A and BBB). The Fund may also invest in unrated securities that will possess creditworthiness comparable, in the opinion of the Sub-Adviser, to those of investment grade quality. Securities rated in the lowest investment grade category may be considered to have speculative characteristics.

   Certain Municipal Bonds may be entitled to the benefits of letters of credit or similar credit enhancements issued by financial institutions. In such instances, the Sub-Adviser will take into account in assessing the quality of such bonds not only the creditworthiness of the issuer of such bonds but also the creditworthiness of the financial institution that provides the credit enhancement.

   [Due to provisions of the Internal Revenue Code, the Fund may not, with respect to 50% of its Managed Assets, invest more than 5% of the value of its Managed Assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer (excluding the U.S. Government, its agencies and instrumentalities and securities issued by other investment companies).] As a non-diversified fund, the Fund may, at times, invest more than 5% of its Managed Assets in certain obligors, and 25% of its Managed Assets in certain sectors of the municipal market. Such sector "overweighting" would occur when the Sub-Adviser has determined that the overweighting represents a relative value advantage in yield to the shareholders of the Fund. The amount of overweighting will be limited by the Fund's investment policies such that no single obligor may represent more than 10% of Managed Assets and no sector more than 38% of Managed Assets.

   The value of bonds and other fixed income obligations may fall when interest rates rise and rise when interest rates fall. In general, bonds and other fixed income obligations with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than will similar obligations with shorter maturities. One measure of the sensitivity of a security's price to changes in interest rates is "duration." Unlike final maturity, duration takes account of all payments made over the life of the security. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration. The greater a portfolio's duration, the greater the change in the portfolio's value in response to changes in interest rates. The Sub-Adviser intends to increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Sub-Adviser expects interest rates to fall, it attempts to maintain a longer portfolio duration. When the Sub-Adviser expects interest rates to increase, it attempts to shorten the portfolio's duration. Generally, as is the case with any investment grade fixed income obligations, Municipal Bonds with longer maturities tend to produce higher yields. Under normal market conditions, however, such yield-to-maturity increases tend to decline in the longer maturities (i.e., the slope of the yield curve flattens). At the same time, due to their longer exposure to interest rate risk, prices of longer term obligations are subject to greater market fluctuations as a result of changes in interest rates. Based on the foregoing premises, the Sub-Adviser believes that the yield and price volatility characteristics of an intermediate term portfolio generally offer an attractive trade-off between return and risk. Under normal market conditions, the Fund expects to maintain a dollar weighted average portfolio duration of five to fourteen years. There may be market conditions, however, where an intermediate term portfolio may be less attractive due to the fact that the Municipal Bond yield curve changes from time to time depending on supply and demand forces, monetary and tax policies and investor expectations. As a result, there may be situations where investments in individual Municipal Bonds with longer remaining maturities may be more attractive than individual intermediate term Municipal Bonds.

   For temporary periods or to provide liquidity, the Fund has the authority to invest as much as % of its total assets in taxable money market obligations with a maturity of one year or less (such short-term obligations being referred to herein as "Temporary Investments"). In addition, the Fund reserves the right as a defensive measure to invest temporarily a greater portion of its assets in Temporary Investments, when, in the opinion of the Sub-Adviser, prevailing market or financial conditions warrant. These investments will yield taxable income. From time to time, the Fund may also realize taxable capital gains.

   The Fund also may invest in variable rate demand obligations ("VRDOs") and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution. For additional information on VRDOs, see "The Fund's Investments - Other Investment Policies - VRDOs and Participating VRDOs" in the SAI. The Fund is also authorized to invest in indexed and inverse floating obligations for hedging purposes and to enhance income. The Fund will not purchase an inverse floating rate obligation if the ratio of the aggregate dollar amount of floating rate instruments issued by the same issuer exceeds one to one.

   The Fund may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund believes the income from such securities to be exempt from regular Federal income taxation ("Non-Municipal Tax Exempt Securities"). In making such determination the Fund will rely on the opinion of bond counsel on the original issue of such securities and may (but is not required to) seek the additional opinion of a nationally-recognized bond counsel. Non-Municipal Tax Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long-term municipal securities. Non-Municipal Tax Exempt Securities also may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by applicable law. Non-Municipal Tax Exempt Securities will be considered "Municipal Bonds" for purposes of the Fund's investment objective and policies. Interest received on certain otherwise tax-exempt securities that are classified as "private activity bonds" (in general, bonds that benefit non-governmental entities) may be subject to the AMT. The percentage of the Fund's total assets invested in "private activity bonds" will vary during the year. Federal tax legislation has limited the types and volume of bonds the interest on which qualifies for a Federal income tax exemption. As a result, this legislation and legislation that may be enacted in the future may affect the availability of Municipal Bonds for investment by the Fund.

   If you are, or as result of investment in the Fund would become, subject to the AMT, the Fund may not be a suitable investment for you because the Fund may invest up to 25% of its Managed Assets in Municipal Bonds, the interest on which is subject to the AMT. Special rules apply to corporate holders. In addition, capital gain dividends will be subject to capital gains taxes. See "Tax Matters."

   The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax Exempt Securities may present similar risks, depending on the particular product. See "Risks - Municipal Bond Market Risk." Certain instruments in which the Fund may invest may be characterized as derivative instruments. See "- Description of Municipal Bonds" and "- Hedging Transactions."

Description of Municipal Bonds

   Set forth below is a detailed description of the Municipal Bonds in which the Fund may invest. Information with respect to ratings assigned to tax-exempt obligations that the Fund may purchase is set forth in Appendix A to the SAI.

   The Fund will analyze a number of different factors in selecting Municipal Bonds for its portfolio. In addition to credit risk, there are a number of other factors which will enter the decision-making process. The remaining factors will include duration risk, that is, the relative volatility and sensitivity of the bond to changes in interest rates, and liquidity, or the ability of the bond to be bought and sold in the public markets at the tightest possible bid/ask spread. As a relative value investor, the Fund (subject to its diversification objectives) will seek the highest possible risk-adjusted return in a Municipal Bond when all of the factors, including issuer-specific credit risk, are considered.

   Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Such obligations are deemed Municipal Bonds if the interest paid thereon is exempt from regular Federal income tax. Other types of industrial development bonds or private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues. The interest on Municipal Bonds may bear a fixed rate or be payable at a variable or floating rate. The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds, which latter category includes industrial development bonds ("IDBs") and, for bonds issued after August 15, 1986, private activity bonds ("PABs").

   General Obligation Bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity's creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, nature disasters, declines in the state's industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the state's or entity's control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base.

   Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.

   IDBs and PABs. The Fund may purchase IDBs and PABs. IDBs and PABs are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity which may or may not be guaranteed by a parent company or otherwise secured. IDBs and PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity's dependence on revenues for the operation of the particular facility being financed.

   Moral Obligation Bonds. The Fund also may invest in "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

   Municipal Lease Obligations. Also included within the general category of Municipal Bonds are certificates of participation ("COPs") issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in lease obligations may be illiquid. The Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed [15]% of the Fund's net assets. The Fund may, however, invest without regard to such limitation in lease obligations which the Sub-Adviser, pursuant to guidelines which have been adopted by the Board of Trustees and subject to the supervision of the Board, determines to be liquid. The Sub-Adviser will deem lease obligations to be liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's, or BBB or better by S&P or Fitch. Unrated lease obligations will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, the Sub-Adviser must, among other things, also review the creditworthiness of the entity obligated to make payment under the lease obligations and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

   When Issued Securities, Delayed Delivery Securities and Forward Commitments. The Fund may purchase or sell securities that it is entitled to receive or deliver on a when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis. The Fund may also purchase or sell securities through a forward commitment. These transactions involved the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The purchase will be recognized on the date the Fund enters into the commitment and the value of the securities will thereafter be reflected in the Fund's net asset value. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

   There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. A default by a counter party may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in the transactions and may not benefit from an appreciation in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

   Indexed and Inverse Floating Rate Securities. The Fund may invest in Municipal Bonds that yield a return based on a particular index of value or interest rates. For example, the Fund may invest in Municipal Bonds that pay interest based on an index of Municipal Bond interest rates. The principal amount payable upon maturity of certain Municipal Bonds also may be based on the value of the index. To the extent the Fund invests in these types of Municipal Bonds, the Fund's return on such Municipal Bonds will be subject to risk with respect to the value of the particular index. Interest and principal payable on the Municipal Bonds may also be based on relative changes among particular indices. Also, the Fund may invest in so called "inverse floating obligations" or "residual interest bonds" on which the interest rates vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Fund may purchase synthetically created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when short-term interest rates increase, and will increase when short-term interest rates decrease. To seek to limit the volatility of these securities, the Fund may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. The Fund will not purchase an inverse floating rate obligation if the ratio of the aggregate dollar amount of floating-rate instruments to inverse floating-rate instruments issued by the same issuer exceeds one to one. Certain investments in such obligations may be illiquid. The Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed [15]% of the Fund's net assets.

   Yields. Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of owners of Municipal Bonds and the obligations of the issuer of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

Insured Municipal Bonds

   The Fund may acquire Municipal Bonds that are covered by insurance guaranteeing the timely payment of principal and interest thereon. These Municipal Bonds may be (i) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (ii) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance") or (iii) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance").

   A Municipal Bond covered by Original Issue Insurance or Secondary Market Insurance is itself typically assigned the same rating as that of the insurer. For example, if the insurer has a rating of Aaa or AAA, a bond covered by an

Original Issue Insurance or Secondary Market Insurance policy from that insurer would also typically be assigned the same rating. Such a Municipal Bond would generally be assigned a lower rating if the ratings were based instead upon the credit characteristics of the issuer without regard to the insurance feature. [By way of contrast, the rating, if any, assigned to a Municipal Bond insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuer, without regard to the insurance feature, and therefore will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Bond backed by Portfolio Insurance from a particular insurer will effectively be of the same credit quality as a Municipal Bond issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance from that insurer.]

   Affiliated Insurers. Provisions of the 1940 Act may prohibit the Fund from purchasing Municipal Bonds for which MBIA Insurers provide financial insurance. [The Fund intends to apply to the SEC for the Exemptive Relief that would permit the Fund, subject to certain conditions and limitations, to purchase Municipal Bonds insured by MBIA Insurers in the secondary market. The application for the Exemptive Relief would also permit the Fund to accept certain payments that might arise from claims made upon MBIA Insurers under such insurance policies and, in connection with the Fund's acceptance of any such payments, to assign to an MBIA Insurer the Fund's rights of recovery therefore.] The 1940 Act may also prohibit the Fund from purchasing Secondary Market Insurance or Portfolio Insurance directly or indirectly from an MBIA Insurer. [The application for the Exemptive Relief would not permit the Fund to engage in such purchases of Secondary Market Insurance or Portfolio Insurance, and in no event will the Fund purchase Secondary Market Insurance or Portfolio Insurance directly or indirectly from an MBIA Insurer. There can be no assurance that the SEC will grant the Exemptive Relief to the Fund, and until the Exemptive Relief is granted, the Fund will not purchase Municipal Bonds insured by MBIA Insurers.]

Hedging Transactions

   The Fund may hedge all or a portion of its portfolio investments against fluctuations in interest rates or other market movements through the use of exchange-traded financial futures and options contracts, options on futures contracts or through over-the-counter dealer transactions in caps, swap agreements or swaptions. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of the Fund's Common Shares, the net asset value of the Fund's Common Shares will fluctuate. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions. If effectively used, hedging strategies will offset in varying percentages losses incurred on the Fund's investments due to adverse interest rate changes or other market movements. There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates occur. The Fund has no obligation to enter into hedging transactions and may choose not to do so.

   Financial Futures Transactions and Options. The Fund is authorized to purchase and sell certain exchange-traded financial futures contracts ("financial futures contracts") solely for the purpose of hedging its investments in Municipal Bonds against declines in value and to hedge against increases in the cost of securities it intends to purchase. However, any transactions involving financial futures or options (including puts and calls associated therewith) will be in accordance with the Fund's investment policies and limitations. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract, or in the case of index-based futures contracts to make and accept a cash settlement, at a specific future time for a specified price. To hedge its portfolio, the Fund may take an investment position in a futures contract that will move in the opposite direction from the portfolio position being hedged. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts. A purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts.

   Distributions, if any, of net long-term capital gains from certain transactions in futures or options are taxable at long-term capital gains rates for Federal income tax purposes. See "Taxes" in this Prospectus and in the SAI.

   Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or, in the case of an index-based futures contract, to make and accept a cash settlement for a set price on a future date. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, i.e., by entering into an offsetting transaction. Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The Fund may also purchase and sell financial futures contracts on U.S. Government securities as a hedge against adverse changes in interest rates as described below. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association ("GNMA") Certificates and U.S. Treasury bills. The Fund may purchase and write call and put options on futures contracts on U.S. Government securities and purchase and sell futures contracts based on a long-term Municipal Bond index developed by the Chicago Board of Trade and The Bond Buyer (the "Municipal Bond Index") in connection with its hedging strategies.

   Futures Strategies. The Fund may sell a financial futures contract (i.e., assume a short position) in anticipation of a decline in the value of its investments in Municipal Bonds resulting from an increase in interest rates or otherwise. The risk of decline could be reduced without employing futures as a hedge by selling such Municipal Bonds and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of dealer spreads and typically would reduce the average yield of the Fund's portfolio securities as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging against declines in the value of its investments in Municipal Bonds. As such values decline, the value of the Fund's positions in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's Municipal Bond investments that are being hedged. While the Fund will incur commission expenses in selling and closing out futures positions, commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of Municipal Bonds. In addition, the ability of the Fund to trade in the standardized contracts available in the futures markets may offer a more effective defensive position than a program to reduce the average maturity of the portfolio securities due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Fund. Employing futures as a hedge also may permit the Fund to assume a defensive posture without reducing the yield on its investments beyond any amounts required to engage in futures trading.

   When the Fund intends to purchase Municipal Bonds, the Fund may purchase futures contracts as a hedge against any increase in the cost of such Municipal Bonds, resulting from a decrease in interest rates or otherwise, that may occur before such purchases can be effected. Subject to the degree of correlation between the Municipal Bonds and the futures contracts, subsequent increases in the cost of Municipal Bonds should be reflected in the value of the futures held by the Fund. As such purchases are made, an equivalent amount of futures contracts will be closed out. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of portfolio securities.

   Call Options on Futures Contracts. The Fund may also purchase and sell exchange-traded call and put options on financial futures contracts. The purchase of a call option on a futures contract is analogous to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. Like the purchase of a futures contract, the Fund will purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings.

   Put Options on Futures Contracts. The purchase of a put option on a futures contract is analogous to the purchase of a protective put option on portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates. The Fund may purchase put options on Treasury bond and/or Treasury note futures contracts.

   The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of Municipal Bonds which the Fund intends to purchase.

   The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option will be included in initial margin. The writing of an option on a futures contract involves risks similar to those relating to futures contracts.

   Restrictions on use of Futures Transactions. Regulations of the CFTC applicable to the Fund require that all of the Fund's futures transactions constitute bona fide hedging transactions and that the Fund purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes, and
(ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio assets after taking into account unrealized profits and unrealized losses on any such contracts and options. (However, the Fund intends to engage in options and futures transactions only for hedging purposes.) Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

   When the Fund purchases a futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., high grade commercial paper and daily tender adjustable notes) or liquid securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contracts, thereby ensuring that the use of such futures contract is unleveraged. It is not anticipated that transactions in futures contracts will have the effect of increasing portfolio turnover.

   Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, the Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

   The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by the Fund. As a result, the Fund's ability to hedge effectively all or a portion of the value of its Municipal Bonds through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Bonds held by the Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Fund's investments as compared to those comprising the Municipal Bond Index and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between futures contracts on U.S. Government securities and the Municipal Bonds held by the Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of Municipal Bonds held by the Fund may be greater. Municipal Bond Index futures contracts were approved for trading in 1986. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

   There can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge effectively its investments in Municipal Bonds. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. The Fund will enter into a futures position only if, in the judgment of the Sub-Adviser, there appears to be an actively traded secondary market for such futures contracts.

   The successful use of transactions in futures and related options also depends on the ability of the Sub-Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

   Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a financial futures contract. Because the Fund will engage in the purchase and sale of futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by the Fund or decreases in the price of securities the Fund intends to acquire.

   The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

   Caps. The Fund may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive from the counterparty payment of the difference based on the notional amount of such cap. To the extent that there is a decline in interest rates for maturities equal to the remaining term of the interest rate cap, the value of the cap (which initially has a value of zero) could decline, and could result in a decline in the net asset value of the Common Shares. If, on the other hand, such rates were to increase, the value of the cap could increase, and thereby increase the net asset value of the Common Shares. As interest rate caps approach their maturity, their positive or negative value due to interest rate changes will approach zero.

   Interest Rate Swaps and Options Thereon ("Swaptions"). The Fund may enter into interest rate swap agreements and may purchase and sell put and call options on such swap agreements, commonly referred to as swaptions. The Fund will enter into such transactions for hedging some or all of its interest rate exposure in its holdings of Municipal Bonds. Interest rate swap agreements and swaptions are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the SEC.

   An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying notional amount, in exchange for receiving a variable income stream and denoted as a percentage of the underlying notional amount. From the perspective of a fixed rate payer, if interest rates rise, the payer will expect a rising level of income since the payer is a receiver of floating rate income. This would cause the value of the swap contract to rise in value, from the payer's perspective, because the discounted present value of its obligatory payment stream is diminished at higher interest rates, all at the same time it is receiving higher income. Alternatively, if interest rates fall, the reverse occurs and it simultaneously faces the prospects of both a diminished floating rate income stream and a higher discounted present value of its fixed rate payment obligation. For purposes of completing the analysis, these value changes all work in reverse from the perspective of a fixed rate receiver.

   The Fund may enter into swap transactions such as Municipal Market Data AAA Cash Curve swaps ("MMD Swaps") or Bond Market Association Municipal Swap Index swaps ("BMA Swaps"). To the extent that the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge or for duration or risk management rather than as a speculative investment.

   A swaption is an agreement between two parties where one party purchases the right from the other party to enter into an interest rate swap at a specified date and for a specified "fixed rate" yield (or "exercise" yield). In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate and receiver of variable rate, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap. In a received-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate and a payer of variable rate, while the writer of the swaption has the obligation to enter into the opposite side of the interest rate swap.

   A pay-fixed swaption is analogous to a put option on Treasury securities in that it rises in value as interest rate swap yields rise. A receive-fixed swaption is analogous to a call option on Treasury securities in that it rises in value as interest rate swap yields decline. As with other options on securities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component. The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying interest rate swap. The intrinsic value component measures the degree to which an option is in-the-money, if at all. The time premium represents the difference between the actual price of the swaption and the intrinsic value.

   The Board of Trustees has currently limited the Fund's use of interest rate swaps and swaptions as follows: (i) swaps and swaptions must be U.S. dollar denominated and used for hedging purposes only; (ii) swaps and swaptions must conform to the standards of the ISDA Master Agreement; and (iii) the counterparty must be a bank or broker/dealer firm regulated under the laws of the United States of America that is (a) on a list approved by the Fund's Board,
(b) with capital of at least $100 million, and (c) which is rated investment grade by both Moody's and S&P. These criteria can be modified by the Board at any time in its discretion.

   The use of interest rate swaps and swaptions, as the foregoing discussion suggests, is subject to risks and complexities beyond what might be encountered in standardized, exchange-traded options and futures contracts. Such risks include operational risks, valuation risks, credit risks and/or counterparty risk (i.e., the risk that the counterparty cannot or will not perform its obligations under the agreement). In addition, at the time the interest rate swap or swaption reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Fund.

   The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap or swaption will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

   While the Fund may utilize interest rate swaps and swaptions for hedging purposes, their use might result in poorer overall performance for the Fund than if it had not engaged in any such transactions.

   If, for example, the Fund had insufficient cash, it might have to sell or pledge a portion of its underlying portfolio of securities in order to meet daily mark-to-market collateralization requirements at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Fund's portfolio holdings and swaps or swaptions entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Further, the Fund's use of swaps and swaptions to reduce risk involves costs and will be subject to the Sub-Adviser's ability to predict correctly changes in interest rate relationships or other factors. No assurance can be given that Sub-Adviser's judgment in this respect will be correct.

Other Investment Policies

   Temporary Investments. The Fund may invest in short-term tax-exempt and taxable securities subject to the limitations set forth above. The tax-exempt money market securities may include municipal notes, municipal commercial paper, Municipal Bonds with a remaining maturity of less than one year, variable rate demand notes and participations therein. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes. Anticipation notes are sold as interim financing in anticipation of tax collection, bond sales, government grants or revenue receipts. Municipal commercial paper refers to short-term unsecured promissory notes generally issued to finance short-term credit needs. The taxable money market securities in which the Fund may invest as Temporary Investments consist of U.S. Government securities, U.S. Government agency securities, domestic bank or savings institution certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper and repurchase agreements. These Temporary Investments must have a stated maturity not in excess of one year from the date of purchase. The Fund may not invest in any security issued by a commercial bank or a savings institution unless the bank or institution is organized and operating in the United States, has total assets of at least one billion dollars and is a member of the Federal Deposit Insurance Corporation ("FDIC"), except that up to 10% of total assets may be invested in certificates of deposit of smaller institutions if such certificates are fully insured by the FDIC.

   Repurchase Agreements. The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, or primary dealer or an affiliate thereof in U.S. Government securities. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. In repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligations. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In a repurchase agreement, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. The Fund may not invest in repurchase agreements maturing in more than seven days if such investments, together with all other illiquid
investments, would exceed      % of the Fund's net assets.

   In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold." Therefore, amounts earned under such agreements will not be considered tax-exempt interest. The treatment of purchase and sales contracts is less certain.

   Investment in Other Investment Companies. The Fund may invest in other investment companies whose investment objectives and policies are consistent with those of the Fund. In accordance with the 1940 Act, the Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the 1940 Act the Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in securities of any one investment company. If the Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of such investment companies (including management fees). Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

                         BORROWINGS AND PREFERRED SHARES

    The Fund anticipates that under current market conditions it will issue Leverage Instruments representing no more than 38% of its Managed Assets immediately after the issuance of the Leverage Instruments. If as a result of market conditions, or any other reason, the Fund does not issue Preferred Shares, the Fund will limit its borrowing to 33-1/3% (or such other percentage permitted by law) of its Managed Assets. The Leverage Instruments would have complete priority upon distribution of assets over Common Shares. The issuance of Leverage Instruments would leverage the Common Shares. Although the timing and other terms of the offering of Leverage Instruments and the terms of the Leverage Instruments would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds derived from any Leverage Instrument offering in Municipal Bonds consistent with the Fund's investment objective and policies. If Preferred Shares are issued they would pay adjustable rate dividends based on shorter-term interest rates, which would be redetermined periodically by an auction process. The adjustment period for Preferred Shares dividends could be as short as one day or as long as a year or more. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate or interest rate of the Leverage Instrument, after taking expenses into consideration, the leverage will cause Common Shareholders to receive a higher rate of income than if the Fund were not leveraged.

   Leverage creates risk for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the holders of the Common Shares or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the total return derived from securities purchased with funds received from the use of leverage is less than the cost of leverage, the Fund's return will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Sub-Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's Common Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from leverage at a higher rate than the costs of leverage, which would enhance returns to Common Shareholders. The fees paid to the Adviser and Sub-Adviser will be calculated on the basis of the Managed Assets including proceeds from borrowings for leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing financial leverage, the investment advisory fee payable to the Adviser and Sub-Adviser will be higher than if the Fund did not utilize a leveraged capital structure. The use of leverage creates risks and involves special considerations. See "Risks - Leverage Risk."

   The Fund's Declaration authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of Managed Assets after borrowings). With respect to such borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940
Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

   The rights of lenders to the Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the Common Shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Further, the 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund, subject to its ability to liquidate its portfolio, intends to repay the borrowings. Any borrowing will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

   Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

   Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's trustees will be elected by the holders of Preferred Shares as a class. The remaining trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Fund.

   For Tax purposes, the Fund is currently required to allocate net capital gain and other taxable income, if any, between the Common Shares and Preferred Shares in proportion to total dividends paid to each class for the year un which the net capital gain or other taxable income is realized. If net capital gain or other taxable income is allocated to Preferred Shares (instead of solely tax-exempt income), the Fund will likely have to pay higher total dividends to Preferred Shareholders or make special payments to Preferred Shareholders to compensate then for the increased tax liability. This would reduce the total amount of dividend paid to the Common Shareholders, but would increase the portion of the dividend that is tax-exempt. On an after-tax basis, Common Shareholders may still be better off than if they had been allocated all of the Fund's net capital gain or other taxable income (resulting in a higher amount of total dividends), but received a lower amount of tax-exempt income. If the increase in dividend payments or the special payments to Preferred Shareholders are not entirely offset by a reduction in the tax liability of, and an increase in the tax-exempt dividends received by, the Common Shareholders, the advantage of the Fund's leveraged structure to Common Shareholder will be reduced.

   The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Effects of Leverage

   Assuming that the Leverage Instruments will represent approximately 38% of the Fund's capital and pay dividends or interest at an annual combined average rate of %, the income generated by the Fund's portfolio (net of estimated expenses) must exceed % in order to cover the dividend or interest payments specifically related to the Leverage Instruments. Of course, these numbers are merely estimates used for illustration. Actual dividend or interest rates on the Leverage Instruments will vary frequently and may be significantly higher or lower than the rate estimated above.

   The following table is furnished in response to requirements of the Securities and Exchange Commission.

   It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund's portfolio) of (10%), (5%),

0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See "Risks."
   The table further reflects the issuance of Leverage Instruments representing 38% of the Fund's capital, net of expenses, and the Fund's currently projected annual Preferred Share dividend of %.

   Assumed Portfolio Total Return
   (Net of Expenses)......................(10)%  (5)%    0%    5%   10%

   Common Share Total Return .............(  )%  ( )%   ( )%    %     %

    Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its Leverage Instruments) and gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the tax-exempt interest it receives on its municipal security investments is entirely offset by losses in the value of those securities.

                                      RISKS

   No Operating History. The Fund is a newly organized, non-diversified, closed-end management investment company and has no operating history.
   Market Risk and Selection Risk. Market risk is the risk that the bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Sub-Adviser will underperform the bond market, the relevant market indices, or other funds with similar investment objectives and investment strategies.

   Municipal Bond Market Risk. The amount of public information available about the Municipal Bonds in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Sub-Adviser than that of an equity fund or taxable bond fund. The secondary market for Municipal Bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of Municipal Bonds might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

   Interest Rate and Credit Risk. The Fund invests in Municipal Bonds, which are subject to interest rate and credit risk. Interest rate risk is the risk that prices of Municipal Bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The net asset value and market price per share of the bonds in which the Fund will invest will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term bonds. The Fund's use of leverage by the issuance of Preferred Shares and its investment in inverse floating obligations, as described above, may increase interest rate risk. Market interest rates for investment grade Municipal Bonds in which the Fund will primarily invest have recently declined significantly below the recent historical average rates for such bonds and market interest rates are now at historical lows. These levels increase the risk that these rates will rise in the future (which would cause the value of the Fund's net assets to decline). Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The

Fund intends to invest in Municipal Bonds that are rated investment grade by S&P, Moody's or Fitch. It may also invest in unrated Municipal Bonds that the Sub-Adviser believes are of comparable quality. Obligations rated in the lowest investment grade category may have certain speculative characteristics.

   Call and Redemption Risk. A Municipal Bond's issuer may call the bond for redemption before it matures. If this happens to a Municipal Bond the Fund holds, the Fund may lose income and may have to invest the proceeds in Municipal Bonds with lower yields.

   Private Activity Bond Risk. The Fund may invest in certain tax-exempt securities classified as "private activity bonds." These bonds may subject certain investors in the Fund to the AMT. The Fund may invest up to 25% of its Managed Assets in Municipal Bonds subject to the AMT. The Fund is not restricted with respect to investing in private activity bonds that are not subject to the AMT.

   Tobacco-Related Municipal Bond Risk. The Fund may invest in Municipal Bonds that are collateralized by the proceeds from litigation against the tobacco industry. Payment by the tobacco industry participants of such proceeds is spread over a number of years and the collection and distribution of such proceeds to issuers of Municipal Bonds is dependent on the financial health of such tobacco industry participants, which cannot be assured. Additional litigation, government regulation or prohibition of the sale of tobacco products, or the seeking of protection under bankruptcy laws, could adversely affect the tobacco industry which, in turn, could have an adverse effect on tobacco-related Municipal Bonds.

   Leverage Risk. The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its Managed Assets (including the amount borrowed) less all liabilities other than borrowings. The Fund intends to issued Preferred Shares. The Fund may also issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds of the Preferred Shares and any borrowings). However, the Fund intends, under normal circumstances, to utilize leverage in an amount up to 38% of the Fund's Managed Assets. Borrowings and the issuance of Preferred Shares are referred to in this Prospectus collectively as "leverage." Although the use of leverage by the Fund may create an opportunity for increased return for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares' return will be greater than if leverage had not been used. Conversely, if the income or gains from the securities and investments purchased with such proceeds does not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

      o the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;

      o the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

      o the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

      o when the Fund uses financial leverage, the investment advisory fees payable to the Adviser and the Sub-Adviser fee will be higher than if the Fund did not use leverage.

   The Sub-Adviser, in its judgment, nevertheless may determine to continue to use leverage if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

   The funds borrowed pursuant to a leverage borrowing program (such as a credit line or commercial paper program), or obtained through the issuance of Preferred Shares, constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares and the holders of Preferred Shares, with respect to the payment of dividends or upon liquidation. The Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common

Shares or Preferred Shares or purchase Common Shares or Preferred Shares unless at the time thereof, the Fund meets certain asset coverage requirements and no event of default exists under any leverage borrowing program. In addition, the Fund may not be permitted to pay dividends on Common Shares unless all dividends on the Preferred Shares and/or accrued interest on borrowings have been paid, or set aside for payment. In an event of default under a leverage borrowing program, the lenders have the right to cause a liquidation of collateral (i.e., sell assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Certain types of leverage may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the Preferred Shares or other leverage securities issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed by the 1940 Act. The Sub-Adviser does not believe that these covenants or guidelines will impede it from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

   While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the Common Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to Common Shareholders relative to the circumstance if the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and Common Share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

   Inflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during periods of rising inflation, Preferred Share dividend rates would likely increase, which would tend to further reduce returns to Common Shareholders.

   Portfolio Strategy Risk. The Fund may engage in various portfolio strategies both to seek to hedge its portfolio against adverse effects from movements in interest rates and in the securities markets generally and to seek to increase the return of the Fund. These strategies include the use of derivatives, such as exchange-traded financial futures and option contracts, options on futures contracts or over-the-counter dealer transactions in caps, swap agreements or swaptions. Such strategies subject the Fund to the risk that, if the Sub-Adviser incorrectly forecasts market values, interest rates or other applicable factors, the Fund's performance could suffer. Certain of these strategies may provide investment leverage to the Fund's portfolio and result in many of the same risks of leverage to the holders of the Fund's Common Shares as discussed above under "- Leverage Risk." The Fund is not required to use derivatives or other portfolio strategies and may not do so. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions. There can be no assurance that the Fund's portfolio strategies will be effective.

   Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Fund may invest in a variety of derivative instruments for hedging purposes, such as exchange-traded financial futures and option contracts, options on futures contracts or over-the-counter dealer transactions in caps, swap agreements or swaptions. The Fund may use derivatives as a substitute for taking a position in an underlying security or other asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund also may use derivatives to add leverage to the portfolio. The Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as liquidity risk, interest rate risk, credit risk, leveraging risk, the risk of ambiguous documentation and selection risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Under the terms of certain derivative instrument, the Fund could lose more than the principal amount invested. The use of derivatives also may increase the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

   Affiliated Insurer Risk. Provisions of the 1940 Act may prohibit the Fund from purchasing Municipal Bonds for which MBIA Insurers provide financial insurance. [The Sub-Adviser has applied to the SEC for the Exemptive Relief, that would permit the Fund, subject to certain conditions and limitations, to purchase Municipal Bonds insured by MBIA Insurers in the secondary market. The application for the Exemptive Relief would also permit the Fund to accept certain payments that might arise from claims made upon MBIA Insurers under such insurance policies and, in connection with the Fund's acceptance of any such payments, to assign to an MBIA Insurer the Fund's rights of recovery therefor.] The 1940 Act may also prohibit the Fund from purchasing Secondary Market Insurance or Portfolio Insurance directly or indirectly from an MBIA Insurer. [The application for the Exemptive Relief would not permit the Fund to engage in such purchases of Secondary Market Insurance or Portfolio Insurance, and in no event will the Fund purchase Secondary Market Insurance or Portfolio Insurance directly or indirectly from an MBIA Insurer. There can be no assurance that the SEC will grant the Exemptive Relief to the Fund, and until the Exemptive Relief is granted, the Fund will not purchase Municipal Bonds insured by MBIA Insurers.]

   Because MBIA Insurers provide a substantial portion of all Original Issue, Secondary Market and Portfolio Insurance for Municipal Bonds, the Fund's inability, absent the SEC's granting of the Exemptive Relief, to purchase Municipal Bonds insured by MBIA Insurers may place it at a disadvantage relative to other similar funds that may purchase such Municipal Bonds. Any such disadvantage could increase in the event that one or more of the other providers of financial insurance for Municipal Bonds experiences problems meeting its insurance obligations. However, based upon current market conditions and on the anticipated size of the Fund's offering of Common Shares and subsequent issuance of Preferred Shares, the Sub-Adviser believes that such inability will not adversely affect the Fund's ability to achieve its investment objective.

   Non-Diversified Status. The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities and instruments of a single issuer. As a non-diversified investment company, the Fund may invest in the securities and investments of individual issuers to a greater degree than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single issuer and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company. The Sub-Adviser believes that the Fund's portfolio may initially be overweighted in the and sectors. Such overweighting may concentrate the Fund's portfolio in a particular sector, making the Fund more vulnerable to events affecting that sector and subjecting the Fund to an increased level of risk.

   Market Disruption Risk. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. United States military and related action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

   Anti-Takeover Provisions. The Fund's Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."

                             MANAGEMENT OF THE FUND

Trustees and Officers

   The Board of Trustees is responsible for the management of the Fund, including supervision of the duties performed by the Adviser and the Sub-Adviser. There are five trustees of the Fund, one of whom is an "interested person" (as defined in the 1940 Act) and four of whom are not "interested persons." The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

Investment Adviser

   First Trust Advisors, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund and is responsible for selecting and supervising the Sub-Adviser. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $
billion in assets which it managed or supervised as of           , 2004.

   First Trust Advisors is also responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

   First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

   For additional information concerning First Trust Advisors, including a description of the services provided, see the SAI.

SubAdviser

   MBIA Capital Management Corp., an SEC-registered investment adviser and NASD member firm, acts as the Fund's investment sub-adviser. The Sub-Adviser is located at 113 King Street, Armonk, New York 10504. The Sub-Adviser is a subsidiary of MBIA Asset Management, LLC which, in turn, is a wholly-owned subsidiary of MBIA, Inc. MBIA Inc.'s largest subsidiary is MBIA Insurance Corporation ("MBIA Corp."), a leading global provider of financial guarantee insurance. MBIA Inc. is a publicly held company whose shares trade on the NYSE under the ticker symbol MBI.

   MBIA Corp. is the successor to the business of the Municipal Bond Insurance Association, which began writing financial guarantees for municipal bonds in 1974. MBIA Corp. is the parent of MBIA Insurance Corp. of Illinois, also referred to as "MBIA Illinois," and Capital Markets Assurance Corporation, "CapMAC," both financial guarantee companies acquired by MBIA Corp. MBIA Corp. also owns MBIA Assurance S.A., a French insurance company, which writes financial guarantee insurance in the countries of the European Community.

   MBIA Corp. has a Triple-A claims-paying rating from S&P, which it received in 1974; from Moody's, which it received in 1984; from Fitch, which it received in 1995; and from Rating and Investment Information, Inc., which it received in 1999. Obligations which are guaranteed by MBIA Corp. are rated Triple-A primarily based on these claims-paying ratings of MBIA Corp. Both S&P and Moody's have also continued the Triple-A rating on guaranteed bond issues of MBIA Illinois and CapMAC. The Triple-A ratings are important to the operation of MBIA Corp.'s business and any reduction in these ratings could have a material adverse effect on MBIA Corp.'s ability to compete and could have a material adverse effect on its business, operations and financial results.

   MBIA Corp. primarily insures obligations which are sold in the new issue and secondary markets, or which are held in unit investment trusts and by mutual funds. It also provides financial guarantees for debt service reserve funds. As a result of Triple-A ratings assigned to insured obligations, the principal economic value of financial guarantee insurance to the entity issuing the obligations is the savings in interest costs between an insured obligation and the same obligation on an uninsured basis. In addition, for complex financings and for obligations of issuers that are not well-known by investors, insured obligations receive greater market acceptance than uninsured obligations.

   MBIA Corp. issues financial guarantees for municipal bonds, asset-backed and mortgage-backed securities, investor-owned utilities bonds, bonds issued by highly rated, sovereign and sub-sovereign entities and collateralized obligations of corporations and financial institutions, both in the new issue and secondary markets. The municipal obligations that MBIA Corp. insures include tax-exempt and taxable indebtedness of states, countries, cities, utility districts and other political subdivisions, as well as airports, higher education and health care facilities and similar authorities. The asset-backed or structured finance obligations insured by MBIA Corp. typically consist of securities that are payable from or which are tied to the performance of a specific pool of assets that have a defined cash flow. These include residential and commercial mortgages, a variety of consumer loans, corporate loans and bonds and equipment and real property leases.

   The Sub-Adviser is an international investment manager supervising client
accounts with assets totaling approximately $    billion as of [             ]
(including $   billion representing assets managed on behalf of clients that
are affiliates of the Sub-Adviser). Of that amount, approximately $   billion
represents the investment portfolio of MBIA Corp., more than [half] of which consists of Municipal Bonds.

Portfolio Managers

   The Fund's portfolio managers will consider analyses from various sources, make the necessary investment decisions, and place orders for transactions accordingly. The Sub-Adviser will also be responsible for the performance of certain management services for the Fund. The Fund will be managed by a team of investment professionals from the Sub-Adviser. The portfolio managers primarily responsible for the Fund's day-to-day management are Clifford D. Corso, Susan A. Voltz, Michael R. Jacobson and Patrick M. Tucci.

   Mr. Corso is President of the Sub-Adviser. Mr. Corso is also the Chief Investment Officer for MBIA Insurance Corporation, and a Managing Director of 1838 Investment Advisors, LLC, an affiliate company. In his role as head of the Sub-Adviser, Mr. Corso is the senior portfolio manager for $27 billion in assets.

   Ms. Voltz is a Director and Senior Portfolio Manager of the Sub-Adviser responsible for the Sub-Adviser's tax-exempt assets under management. Prior to this assignment, Ms. Voltz was a Senior Portfolio Manager responsible for short-term taxable and tax-exempt portfolio management. Prior to joining the Sub-Adviser in 1994, Ms. Voltz held a number of positions at Dean Witter Discover and Company, including Assistant Vice President, Portfolio Manager and Analyst for Dean Witter InterCapital Inc.

   Mr. Jacobson is a Director of the Sub-Adviser and brings to the firm a 22-year career in municipal finance, municipal credit analysis, structured municipal finance and municipal derivatives. Mr. Jacobson currently manages a structured portfolio of municipal equipment leases and works on a number of special projects involving municipal derivatives. Prior to joining the Sub-Adviser, Mr. Jacobson held senior positions in the municipal departments of Shearson Lehman Brothers, Lazard Freres & Co. and Citicorp Securities.

    Mr. Tucci is Assistant Vice President and Assistant Portfolio Manager, concentrating on tax-exempt assets under management. Prior to joining the Sub-Adviser, Mr. Tucci held positions at Salomon Smith Barney in Institutional Municipal Sales and Global Equities. Prior to that, Mr. Tucci was Assistant Portfolio Manager in the Municipal Bond Group at Eaton Vance Management. Mr. Tucci is a member of the Association for Investment Management and Research and The New York Society of Security Analysts.

Investment Management Agreement

   Pursuant to an investment management agreement between the Adviser and the Fund, the Fund has agreed to pay a fee for the services and facilities provided by the Adviser of [ ]% of average daily Managed Assets. The Adviser is the investment adviser to the Fund and is responsible for selecting and supervising the Sub-Adviser. The Adviser is also responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

   For purposes of calculation of the management fee, the Fund's "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

   In addition to the management fee, the Fund pays all other costs and expenses of its operations including the compensation of its trustees (other than those affiliated with the Adviser), custodian, transfer and dividend disbursing agent expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of preparing, printing, and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

   Pursuant to an Investment Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Fund, the SubAdviser receives a portfolio management fee of [ ]% of average daily Managed Assets paid out of the Adviser's management fee. See the SAI for a more detailed description of this agreement.

   The Adviser and the Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load) that exceed $0.03 per Common Share. [In addition, both parties have committed to
reimburse the Fund for fees and expenses through              as set forth in
"Summary of Fund Expenses."]

   Because the fee paid to the Adviser and Sub-Adviser will be calculated on the basis of the Fund's Managed Assets, which include the proceeds of leverage, the dollar amount of the Adviser's and Sub-Adviser's fees from the Fund will be higher (and the Adviser and Sub-Adviser will be benefited to that extent) when leverage is utilized. In this regard, if the Fund uses leverage in the amount equal to 38% of the Fund's Managed Assets (after their issuance), the Fund's management fee would be % of net assets attributable to Common Shares. See "Summary of Fund Expenses."

                                 NET ASSET VALUE

   The Fund's net asset value per share is determined as of the close of regular session trading (normally 4:00 p.m. eastern time) on each day the American Stock Exchange is open for business. Net asset value is calculated by taking the [fair value] of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

   [In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes a fair market value based on prices of comparable municipal securities or other valuation methodologies applicable to municipal securities, including evaluations of anticipated cash flows or collateral. All valuations are subject to review by the Fund's Board of Trustees or its delegate.]

                                  DISTRIBUTIONS

   The Fund intends to distribute dividends of all or a portion of its net investment income monthly to holders of Common Shares. It is expected that the Fund will commence paying dividends to holders of Common Shares within approximately 90 days of the date of this Prospectus. From and after issuance of the Preferred Shares, monthly dividends to holders of Common Shares normally will consist of all or a portion of its net investment income remaining after the payment of dividends (and any additional distributions) on the Preferred Shares. The Fund may at times in its discretion pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to holders of Common Shares for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders. For Federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each calendar year. All net realized capital gains, if any, will be distributed pro rata at least annually to holders of Common Shares and any Preferred Shares.

   While any Preferred Shares are outstanding, the Fund may not declare any cash dividend or other distribution on its Common Shares, unless at the time of such declaration, (i) all accumulated Preferred Share dividends, including any additional distributions, have been paid, and (ii) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price of the outstanding Preferred Shares plus any accumulated and unpaid dividends thereon and any accumulated but unpaid additional distributions). If the Fund's ability to make distributions on its Common Shares is limited, such limitation could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company, which would have adverse tax consequences for shareholders. See "Tax Matters."

   See "Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to holders of Common Shares may be automatically reinvested in Common Shares of the Fund. Dividends and distributions may be taxable to shareholders under certain circumstances as discussed below, whether they are reinvested in shares of the Fund or received in cash.

   The yield on the Fund's Common Shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in tax-exempt interest rates (which may not change to the same extent or in the same direction as taxable rates), including changes in the relationship between short-term rates and long-term rates, the amount and timing of the issuance of the Fund's Preferred Shares, the effects of Preferred Share leverage on the Common Shares, the timing of the investment of Preferred Share proceeds in portfolio securities and the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on Fund shares.

                           DIVIDEND REINVESTMENT PLAN

   If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by the Plan Agent, PFPC Inc., in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

   If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of
(i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

   (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

   You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

   The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

   There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

   Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

See "Tax Matters."

   If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

   The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                              DESCRIPTION OF SHARES

Common Shares

   The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of the Preferred Shares, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no preemptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting. Whenever Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. See "- Preferred Shares" below.

   [The Fund has applied to list the Common Shares on the American Stock Exchange.] The trading or "ticker" symbol of the Common Shares is expected to be " ." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

   The Fund's net asset value per share generally increases when common stock prices increase, and decreases when Municipal Bond prices decrease. Net asset value will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. First Trust Advisors and the Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.03 per Common Share. See "Use of Proceeds."

   Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Structure of the Fund; Common Share Repurchases and Change in Fund Structure."

Preferred Shares

   The Declaration provides that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the holders of the Common Shares. Holders of Common Shares have no preemptive right to purchase any Preferred Shares that might be issued.

   The Fund may elect to issue Preferred Shares as part of its leverage strategy. The Fund currently intends to issue Leverage Instruments, which may include Preferred Shares, representing up to 38% of the Fund's Managed Assets immediately after the Leverage Instruments are issued. The Board of Trustees also reserves the right to issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Fund's Managed Assets less liabilities and indebtedness of the Fund. We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Declaration, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

   Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

   Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Declaration of Trust." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law or the Declaration, holders of Preferred Shares will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.

   The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

   Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of any Preferred Shares issued are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

   The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration. The Board of Trustees, without the approval of the holders of Common Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

                CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

   Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Board of Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a shareholder of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

   The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Generally, the Declaration requires a vote by holders of at least two-thirds of the Common Shares and Preferred Shares, if any, voting together as a single class, except as described below and in the Declaration, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (subject to a limited exception if the acquiring fund is not an operating entity immediately prior to the transaction);
(3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities, in connection with the termination of the Fund, and other limited circumstances set forth in the Declaration); (4) in certain circumstances, a termination of the Fund; (5) a removal of trustees by shareholders; or (6) certain transactions in which a Principal Shareholder (as defined in the Declaration) is a party to the transaction. However, with respect to (1) above, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required. With respect to (2) above, except as otherwise may be required, if the transaction constitutes a plan of reorganization which adversely affects Preferred Shares, if any, then an affirmative vote of two-thirds of the Preferred Shares voting together as a separate class is required as well. With respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of two-thirds of the trustees, then the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act (a "Majority Shareholder Vote"), is required, provided that when only a particular class is affected (or, in the case of removing a trustee, when the trustee has been elected by only one class), only the required vote of the particular class will be required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Fund's shares otherwise required by law or any agreement between the Fund and any national securities exchange. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization, exchange of shares or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares and Preferred Shares, if any, outstanding and entitled to vote.

   The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

   Reference should be made to the Declaration on file with the Securities and Exchange Commission for the full text of these provisions.

               STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES
                          AND CHANGE IN FUND STRUCTURE

Closed-End Structure

   Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

   Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end mutual fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

Repurchase of Common Shares and Tender Offers

   In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Adviser, the Sub-Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time will review possible actions to reduce any such discount. After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions.

   There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

   Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. [Because of the nature of the Fund's investment objective, policies and portfolio, the Sub-Adviser does not anticipate that repurchases of

Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objective, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.]

Conversion to Open-End Fund

   The Fund may be converted to an open-end investment company at any time if approved by the holders of two- thirds of the Fund's shares outstanding and entitled to vote; provided, however, that such vote shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or any agreement between the Fund and any national securities exchange. In the event of conversion, the Common Shares would cease to be listed on the American Stock Exchange or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

                                   TAX MATTERS

   The following discussion of federal income tax matters is based on the advice of Chapman and Cutler LLP, counsel to the Fund.

   This section and the discussion in the SAI summarize the material U.S. federal income tax consequences of purchasing, owning and selling shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, possibly with retroactive effects, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not address your state, local or foreign taxes. This summary assumes that you hold your Common Shares as capital assets (generally, assets held for investment). Investors should consult their own tax advisors regarding the particular tax consequences to them of investing in the Fund.

Fund Status

   The Fund intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

   [The Fund primarily invests in municipal securities issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) or in municipal securities whose income is otherwise exempt from regular federal income tax. Thus, substantially all of the Fund's dividends to you will qualify as "exempt-interest" dividends. A shareholder treats an exempt-interest dividend as interest on state and local bonds exempt from regular federal income tax. Some or all of an exempt-interest dividend, however, may be subject to the federal alternative minimum tax imposed on the shareholder. Different federal alternative minimum tax rules apply to individuals and to corporations. If you are subject to the federal alternative minimum tax, a portion of your regular monthly dividends may be taxable.

   Although the Fund does not seek to realize taxable income or capital gains, the Fund may realize and distribute taxable income or capital gains from time to time as a result of the Fund's normal investment activities. The Fund will distribute at least annually any ordinary taxable income or net capital gain.

Distributions of net short-term capital gain are taxable as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have owned your investment. The Fund will allocate distributions to shareholders that are treated as tax-exempt interest and as long-term capital gain and ordinary income, if any, among the Common Shares and MuniPreferred Shares in proportion to total dividends paid to each class for the year. As long as the Fund qualifies as a regulated investment company, distributions paid by the Fund generally will not be eligible for the dividends received deduction allowed to corporations.

   The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act") reduced the maximum rate of tax on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum rate of tax on "qualified dividend income" received by noncorporate shareholders who satisfy certain holding period and other requirements. None of the Fund's distributions are expected to be eligible for treatment as qualified dividend income. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.

    Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of investment income by state and the portion of income that is subject to the federal alternative minimum tax applicable to individuals. You will receive this statement from the firm where you purchased your Common Shares if you hold your investment in street name; the Fund will send you this statement if you hold your shares in registered form.

   The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

   In order to avoid corporate taxation of its earnings and to pay tax-free dividends, the Fund must meet certain Internal Revenue Service ("I.R.S.") requirements that govern the Fund's sources of income, diversification of assets and distribution of earnings to shareholders. The Fund intends to meet these requirements. If the Fund failed to do so, the Fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income to the extent of the Fund's earnings and profits. In particular, in order for the Fund to pay exempt-interest dividends, at least 50% of the value of the Fund's total assets must consist of tax-exempt obligations at the close of each quarter of its taxable year. The Fund intends to meet this requirement. If the Fund failed to do so, it would not be able to pay exempt-interest dividends and your distributions attributable to interest received by the Fund from any source would be taxable as ordinary income.

   The sale or other disposition of Common Shares will result in capital gain or loss to you if you hold such Common Shares as capital assets. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, long-term capital gains are eligible for reduced rates of taxation.

   The Fund may be required to withhold a percentage of certain of your dividends if you have not provided the Fund with your correct taxpayer identification number (normally your Social Security number) and certain certifications, or if you are otherwise subject to backup withholding. The backup withholding percentage is 28% for amounts paid through 2010, after which time the rate will increase to 31% absent legislative change. If you receive Social Security benefits, you should be aware that exempt-interest dividends are taken into account in calculating the amount of these benefits that may be subject to federal income tax. If you borrow money to buy Fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, Fund shares may be treated as having been bought with borrowed money even if the purchase of the Fund shares cannot be traced directly to borrowed money.]

                                  UNDERWRITING

   The  underwriters   named  below  (the   "Underwriters"),   acting  through
                           , as lead manager ("                         ") have
severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and First Trust Advisors (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth below opposite their respective names.

Underwriters                                                           Shares
------------                                                           ------
                           ....................................
                      Total....................................
                                                                       ======

   The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions, including the absence of any materially adverse change in the Fund's business and the receipt of certain certificates, opinions and letters from the Fund and the Fund's attorneys and independent accountants. The nature of the Underwriters' obligation is such that they are committed to purchase all Common Shares offered hereby if they purchase any of the Common Shares.

   The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an aggregate of additional Common Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. The Fund will not sell more than $ worth of Common Shares in this offering (exclusive of any shares sold pursuant to any exercise of the over-allotment option of the Underwriters). To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

   The Representatives have advised the Fund that the Underwriters propose to offer some of the Common Shares directly to investors at the offering price of $15.00 per Common Share, and may offer some of the Common Shares to certain dealers at the offering price less a concession not in excess of $ per Common Share, and such dealers may reallow a concession not in excess of $ per Common Share on sales to certain other dealers. The Fund has agreed to pay the Underwriters up to $ in partial reimbursement of their expenses (including certain legal expenses). The Common Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part.

   The Fund will pay its Common Share offering costs up to and including $0.03 per Common Share. First Trust Advisors and the Sub-Adviser have agreed to pay
(i) all of the Fund's organizational costs and (ii) all of the Common Share offering costs (other than sales load) that exceed $0.03 per Common Share. To the extent that aggregate offering expenses are less than $0.03 per Common Share, up to 0.10% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to First Trust Portfolios, L.P. as reimbursement for the distribution services they provide to the Fund (the "Contingent Reimbursement Amount"). First Trust Portfolios, L.P. is an affiliate of the Adviser.

   [The Fund has applied to list the Common Shares on the American Stock Exchange.] The trading or "ticker" symbol of the Common Shares is expected to be " ." In order to meet the requirements for listing the Common Shares on the American Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 2,000 beneficial owners. The minimum investment requirement is 100 Common Shares ($1,500). Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives.

   The Fund and First Trust Advisors have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act.

   The Fund has agreed not to offer or sell any additional Common Shares of the Fund, other than as contemplated by this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

   The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may so act while they are Underwriters.

   Until the distribution of Common Shares is completed, rules of the SEC may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Common Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Common Shares. Such transactions may consist of short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of the Common Shares while the offering is in progress.

   The Underwriters also may impose a penalty bid. This occurs when a particular Underwriter repays to the other Underwriters all or a portion of the underwriting discount received by it because the Representatives have repurchased shares sold by or for the account of such Underwriter in stabilizing or short covering transactions.

   These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Common Shares. As a result, the price of the Common Shares may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters without notice at any time. These transactions may be effected on the American Stock Exchange or otherwise.

   As described below under "Corporate Finance Services and Consulting Agent," will provide the corporate finance and consulting services described below (the "Services") pursuant to an agreement with First Trust Advisors (the "Services Agreement") and will be entitled to receive the fees (the "Service Fees") described below.

   First Trust Advisors and the Sub-Adviser (and not the Fund) will pay to certain Underwriters or other participants in the offering and distribution of the Common Shares ("Distribution Participants") a quarterly sales incentive fee (the "Sales Incentive Fee") at an annual rate of up to 0.15% of the Fund's average daily net assets attributable to the Common Shares sold by such Distribution Participant. The Sales Incentive Fee paid to any Distribution Participant will not exceed % of the offering price of the Common Shares. It is not anticipated that such Distribution Participant would be obligated to provide shareholder or other services comparable to the Services under the Services Agreement. As described above, First Trust Portfolios L.P., an affiliate of the Fund and the Adviser, will provide distribution assistance in connection with the sale of the Common Shares of the Fund, and may receive from the Fund an amount as reimbursement for related expenses up to the Contingent Reimbursement Amount, which will not exceed 0.10% of the total price to the public of the Common Shares sold in this offering. First Trust Portfolios L.P. is a registered broker-dealer and a member of the National Association of Securities Dealers ("NASD") and is a party to the underwriting agreement.

   The total amount of the Sales Incentive Fees, the Contingent Reimbursement Amount, the partial reimbursement of the expenses of the Underwriters, and the Service Fees will not exceed 4.5% of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to Underwriters in connection with the public offering of Common Shares, including sales load and all forms of additional compensation to Underwriters, will be limited to 9.0% of the total price to the public of the Common Shares sold in this offering.

   The address of the lead managing underwriter is:
                                                               . The address of

First Trust Portfolios L.P. is 1001 Warrenville Road, Lisle, Illinois 60532.

               CORPORATE FINANCE SERVICES AND CONSULTING AGENT

   First Trust Advisors (and not the Fund) has entered into a Corporate Finance Services and Consulting Agreement with
and has  agreed to pay from its own  assets a fee to                         .
This fee will be payable quarterly at the annual rate of 0.15% of the Fund's average daily net assets and will be payable only so long as the Investment Management Agreement remains in effect between the Fund and First Trust Advisors or any successor in interest or affiliate of First Trust Advisors, as and to the extent that such Investment Management Agreement is renewed or continued periodically in accordance with the 1940 Act. Pursuant to the

Corporate Finance Services and Consulting Agreement,
                                 will:   (i) provide   relevant   information,
studies or reports regarding general trends in the closed-end investment company and asset management industries, if reasonably obtainable, and consult with representatives of First Trust Advisors in connection therewith; (ii) at the request of First Trust Advisors, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of First Trust Advisors or the Fund and consult with representatives of First Trust Advisors or the Fund, and/or Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance; and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (x) the net asset value of their respective shares (as made publicly available by the Fund and such investment companies), (y) the respective market performance of the Fund and such other companies, and (z) other relevant performance indicators; and (iii) provide First Trust Advisors with such other services in connection with the Common Shares relating to the trading price and market price thereof upon which First Trust Advisors and shall, from time to time, agree, including
after- market services designed to maintain the visibility of the Fund in the market. Under current interpretations of the NASD staff in effect on the date of this Prospectus, the amounts paid as Service Fees will not exceed % of the offering price of the Common Shares. Such interpretations are subject to subsequent change.

                 CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

   The custodian of the assets of the Fund is
("Custodian"),                                                            .
The  Fund's  transfer,  shareholder  services  and  dividend  paying  agent is
                                           . Pursuant to an Administration and
Accounting Services Agreement, also provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent public accountant providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. As compensation for administrative and accounting services, the Fund has agreed
to pay                         an annual fee, calculated daily and payable on a
monthly basis, of 0.10% of the Fund's average net assets, subject to decrease with respect to additional Fund net assets.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois, and for the Underwriters by
                                                       . Chapman and Cutler LLP
may rely as to certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP.

                            TABLE OF CONTENTS FOR THE

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page

Use of Proceeds ..........................................................   1
Investment Objective .....................................................   1
Investment Policies and Techniques .......................................   3
Management of the Fund ...................................................  11
Investment Adviser .......................................................  15
Sub-Adviser...............................................................  18
Portfolio Transactions and Brokerage .....................................  20
Distributions ............................................................  22
Description of Shares ....................................................  23
Certain Provisions in the Declaration of Trust ...........................  25
Repurchase of Fund Shares; Conversion to Open-End Fund ...................  27
Tax Matters ..............................................................  29
Performance Related and Comparative Information ..........................  34
Experts ..................................................................  37
Custodian, Administrator and Transfer Agent ..............................  37
Independent Auditors .....................................................  37
Additional Information ...................................................  37
Report of Independent Auditors ...........................................  39
Financial Statements .....................................................  40
Appendix A - Ratings of Investments ...................................... A-1
Appendix B - Taxable Equivalent Yields.................................... B-1

   You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted.

                               ---------------------

              TABLE OF CONTENTS
                                              Page
Prospectus Summary ............................. 3
Summary of Fund Expenses .......................13
The Fund .......................................14
Use of Proceeds ................................14
The Fund's Investments .........................14
Borrowings and Preferred Shares.................25
Risks ..........................................27
Management of the Fund .........................30
Net Asset Value ................................33
Distributions ..................................33
Dividend Reinvestment Plan .....................34
Description of Shares ..........................35
Certain Provisions in the Declaration of Trust..37
Structure of the Fund; Common Share
  Repurchases and Change in Fund Structure......38
Tax Matters.....................................39
Underwriting ...................................41
Corporate Finance Services and Consulting
  Agent.........................................42
Custodian, Administrator and Transfer Agent ....43
Legal Opinions .................................43
Table of Contents for the Statement of
  Additional Information .......................44

                               ---------------------

   Until , 2004 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                               ---------------------

                                            Shares

                            MBIA Capital/First Trust
                                 Relative Value
                                 Municipal Fund

                                  Common Shares



                               ---------------------
                                   PROSPECTUS
                               ---------------------


                              [Insert Underwriters]














                                            , 2004

                SUBJECT TO COMPLETION, DATED APRIL 28, 2004

        The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and offer or sale is not permitted.

             MBIA CAPITAL/FIRST TRUST RELATIVE VALUE MUNICIPAL FUND
                       STATEMENT OF ADDITIONAL INFORMATION

        MBIA Capital/First Trust Relative Value Municipal Fund (the "Fund") is a newly organized, non-diversified closed-end management investment company.

        This Statement of Additional Information relating to common shares of beneficial interest of the Fund ("Common Shares") is not a prospectus, but should be read in conjunction with the Fund's Prospectus relating thereto dated [_________ __], 2004 (the "Prospectus"), as it may be supplemented. This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Fund's Prospectus prior to purchasing such shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 988-5891. You may also obtain a copy of the Fund's Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

This Statement of Additional Information is dated [_________ __], 2004.


                                TABLE OF CONTENTS

                                                                          PAGE

USE OF PROCEEDS..............................................................1
INVESTMENT OBJECTIVE.........................................................1
INVESTMENT POLICIES AND TECHNIQUES...........................................3
MANAGEMENT OF THE FUND......................................................11
INVESTMENT ADVISER..........................................................15
SUB-ADVISER.................................................................18
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................20
PORTFOLIO TURNOVER..........................................................21
DISTRIBUTIONS...............................................................22
DESCRIPTION OF SHARES.......................................................23
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST..............................25
REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND......................27
TAX MATTERS.................................................................29
PERFORMANCE RELATED AND COMPARATIVE INFORMATION.............................34
EXPERTS.....................................................................37
CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT.................................37
INDEPENDENT AUDITORS........................................................37
ADDITIONAL INFORMATION......................................................37


                                      -i-


REPORT OF INDEPENDENT AUDITORS..............................................39
FINANCIAL STATEMENTS........................................................40


APPENDIX A    --    Ratings of Investments.................................A-1
APPENDIX B    --    TAXABLE EQUIVALENT YIELDS..............................B-1









                                      -ii-


                                 USE OF PROCEEDS

        The net proceeds of the offering of Common Shares of the Fund will be approximately: $___________ ($___________ if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. The Fund expects it will be able to invest substantially all of the net proceeds in common stocks that meet the investment objective and policies within [three months] after completion of the offering.

        For the Fund, First Trust Advisors L.P. ("First Trust Advisors" or "Adviser") and MBIA Capital Management Corp., an affiliate of MBIA Insurance Corporation (the "Sub-Adviser") have agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load, but including a $__ per Common Share reimbursement of underwriter expenses) that exceed $0.03 per Common Share.

        Pending investment in securities that meet the Fund's investment objective and policies, the net proceeds of the offering will be invested in [short-term, tax-exempt securities in accordance with the Fund's investment policies.]

                              INVESTMENT OBJECTIVE

        Investment Objective. The Fund's investment objective is to provide its Common Shareholders with high current income exempt from regular Federal income tax.

        The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. As defined in the Investment Company Act of 1940 (the "1940 Act"), a "majority of the outstanding" securities means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the Fund's outstanding voting shares are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting shares, whichever is less.

INVESTMENT RESTRICTIONS

        Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common
Shares:

               (1) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (2) set forth below;

               (2)    Borrow money, except as permitted by the 1940 Act;

        For a further discussion of the limitations imposed on borrowing by the 1940 Act, please see the section entitled "Borrowings" under "Description of Shares."

               (3) Act as underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities;

               (4) Purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

               (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, derivative instruments or from investing in securities or other instruments backed by physical commodities);

               (6) Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of debt securities in accordance with its investment objectives, policies and limitations;

               (7) Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer; and

               (8) Invest 25% or more of its total assets in securities of issuers in any single industry (except to the extent the Fund's investment strategy results in such concentration), provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        For the purpose of applying the limitation set forth in subparagraph (7) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above.

        In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without a shareholder vote. The Fund may not:

               (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

               (2) Purchase securities of companies for the purpose of exercising control.

        The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

        The Fund may be subject to certain restrictions and guidelines imposed by lenders if the Fund engages in Borrowings. The Fund does not anticipate that such guidelines would have a material adverse effect on its shareholders or the Fund's ability to achieve its investment objectives.


                       INVESTMENT POLICIES AND TECHNIQUES

        The following information supplements the discussion of the Fund's investment objectives, policies, and techniques that are described in the Fund's Prospectus.

INVESTMENT PHILOSOPHY

        First Trust Advisors will be the Fund's investment adviser, responsible for selecting and supervising the Sub-Adviser, the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services.

        The Sub-Adviser will manage the Fund's portfolio subject to the Adviser's supervision.

        Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its Managed Assets in municipal bonds of investment grade quality (those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P"), or Fitch, Inc. ("Fitch"), or unrated municipal securities considered by the Fund's Sub-Adviser to be of comparable quality) and will normally invest substantially all of its Managed Assets in securities or investment grade quality. The Fund, as a non-diversified fund, may, at times, invest more than 5% of its Managed Assets in certain obligors, and more than 25% in certain sectors of the municipal market.

        This sector "overweighting" would occur when the Sub-Adviser has determined that such overweighting represents a relative value advantage in yield to the shareholders of the Fund. The amount of overweighting will be limited by the Fund's investment policies such that no single obligor may represent more than 10% of Managed Assets, and no sector more than 35% of Managed Assets. The Fund's Sub-Adviser will also manage the duration of the Fund's portfolio to attempt to provide common shareholders with a high level of risk-adjusted return while seeking to reduce the volatility of the Fund's income and net asset value. Under normal market conditions, the Fund's investment adviser expects to maintain the duration of the Fund's portfolio between five and fourteen years. In addition, the Fund's Sub-Adviser may utilize a variety of hedging strategies to seek to protect the value of the fund's assets against the volatility of interest rate changes and other market movements. Such hedging strategies may, however, result in income or gain to the Fund that is not exempt from regular Federal income tax.

DESCRIPTION OF MUNICIPAL BONDS

        Call Rights. The Fund may purchase a Municipal Bond issuer's right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a "Call Right"). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to holding a Municipal Bond as a non-callable security. Certain investments in such obligations may be illiquid. The Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets.

        Privately Placed Bonds. The Fund may seek to enhance its yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. The Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets.

        Put Rights. Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request--usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

        Custodial Receipts. The Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal

Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity. The Fund may not invest in illiquid custodian receipts if such investments, together with other illiquid investments, would exceed [15%] of the Fund's net assets.

INSURED MUNICIPAL BONDS

        Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Bonds by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Bonds. Under this insurance, the insurer unconditionally guarantees to the holder of the Municipal Bond the timely payment of principal and interest on such obligations when and as these payments become due but not paid by the issuer, except that in the event of the acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in the amounts and at the times as payment of principal would have been due had there not been any acceleration. The insurer is responsible for these payments. Original Issue Insurance also does not insure against nonpayment of principal or interest on Municipal Bonds resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for these bonds.

        Original Issue Insurance remains in effect as long as the Municipal Bonds it covers remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of these Municipal Bonds. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal bonds so insured, but the exact effect, if any, of this insurance on the market value cannot be estimated.

        Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Bond, the Fund or a third party may, upon the payment of a single premium, purchase insurance on that security. Secondary Market Insurance generally provides the same type of coverage as Original Issue Insurance and, as with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the Municipal Bonds it covers remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of these Municipal Bonds.

        Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Bonds purchased by the Fund. Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Bonds insured under a Portfolio Insurance policy would generally not be insured under any other policy. A Municipal Bond is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof will reduce the yield to common shareholders of the Fund.

HEDGING TRANSACTIONS

        Futures Contracts. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

        The Fund deals in financial futures contracts based on a long term municipal bond index developed by the Chicago Board of Trade ("CBT") and The Bond Buyer (the "Municipal Bond Index"). The Municipal Bond Index is comprised of 40 tax exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody's or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

        The Municipal Bond Index futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin.

        Subject to policies adopted by the Trustees, the Fund also may engage in other futures contracts transactions such as futures contracts on other municipal bond indices that may become available if the Sub-Adviser and the Trustees of the Fund should determine that there is normally a sufficient correlation between the prices of such futures contracts and the Municipal Bonds in which the Fund invests to make such hedging appropriate.

        The Fund may purchase and sell BMA Swaps in the BMA Swap market. In a BMA Swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments linked to the Bond Market Association Municipal Swap Index). Because the underlying index is a tax exempt index, BMA Swaps may reduce cross-market risks incurred by the Fund and increase the Fund's ability to hedge effectively. BMA Swaps are typically quoted for the entire yield curve, beginning with a seven day floating rate index out to 30 years. The duration of a BMA Swap is approximately equal to the duration of a fixed rate Municipal Bond with the same attributes as the swap (e.g., coupon, maturity, call feature).

        The Fund also may purchase and sell MMD Swaps, also known as MMD rate locks. An MMD Swap permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Swap, the Fund can create a synthetic long or short position, allowing the Fund to select the most attractive part of the yield curve. An MMD Swap is a contract between the Fund and an MMD Swap provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Swap and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

        It is customary market practice for swaptions to be "cash settled" rather than an actual position in an interest rate swap being established at the time of swaption expiration. For reasons set forth more fully below, the Sub-Adviser expects to enter strictly into cash settled swaptions, i.e., where the exercise value of the swaption is determined by reference to the market for interest rate swaps then prevailing.

        The pricing and valuation terms of interest rate swap agreements and swaptions are not standardized and there is no clearinghouse whereby a party to the agreement can enter into an offsetting position to close out a contract. Interest rate swaps and swaptions must thus be regarded as inherently illiquid. Interest rate swap agreements are usually (1) between an institutional investor and a broker/ dealer firm or bank or (2) between institutional investors. In addition, substantially all swaps are entered into subject to the standards set forth by the International Swaps & Derivatives Association ("ISDA"). ISDA represents participants in the privately negotiated derivatives industry. It helps formulate the investment industry's position on regulatory and legislative issues, develops international contractual standards, and offers arbitration on disputes concerning market practice.

        The Sub-Adviser expects that the Fund will be subject to the initial and subsequent mark-to-market collateral requirements that are standard among ISDA participants. These requirements help insure that the party who is a net obligor at current market value has pledged for safekeeping, to the counterparty, sufficient collateral to cover any losses should the obligor become incapable, for whatever reason, of fulfilling its commitments under the swap, cap or swaption agreements. This is analogous, in many respects, to the collateral requirements in place on regular futures and options exchanges. As long as the Fund is a purchaser of swaptions, which is expected to be the only possibility under rating agency guidelines applicable to the preferred shares the Fund intends to issue, the Fund would not have to pledge collateral. However, it would have to monitor the market value of the swaptions held and insure that they are properly collateralized.

        The Sub-Adviser has instituted procedures for valuing any swaps or swaptions positions to which it is party. Swaps or swaptions will be valued by the counterparty to the swap or swaption in question. Such valuation will then be compared with the valuation provided by a broker/dealer or bank that is not a party to the swap or swaption. In the event of material discrepancies, the Sub-Adviser has procedures in place for valuing the swap or swaption, subject to the direction of the Fund's Board.

OTHER INVESTMENT POLICIES

        VRDOs and Participating VRDOs. VRDOs are tax exempt obligations that contain a floating or variable interest rate adjustment formula and right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. There is, however, the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs, at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Fund may invest in all types of tax exempt instruments currently outstanding or to be issued in the future which satisfy its short term maturity and quality standards.

        Participating VRDOs provide the Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution upon a specified number of days' notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. The Fund would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment. It is contemplated that the Fund will not invest more than a limited amount of its assets in Participating VRDOs.

        VRDOs that contain an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to the Fund's restriction on illiquid investments unless, in the judgment of the Sub-Adviser, acting under supervision of the Board of Trustees, such VRDO is liquid.

        The Temporary Investments, VRDOs and Participating VRDOs in which the Fund may invest will be in the following rating categories at the time of purchase: MIG-1/VMIG-1 through MIG-3/VMIG-3 for notes and VRDOs and Prime-1 through Prime-3 for commercial paper (as determined by Moody's), SP-1 through SP-2 for notes and A-1 through A-3 for VRDOs and commercial paper (as determined by S&P), or F-1 through F-3 for notes, VRDOs and commercial paper (as determined by Fitch). Temporary Investments, if not rated, must be of comparable quality in the opinion of the Sub-Adviser. In addition, the Fund reserves the right to invest temporarily a greater portion of its assets in Temporary Investments for defensive purposes, when, in the judgment of the Sub-Adviser, market conditions warrant.

        Temporary Investments and Defensive Position. During the period when the net proceeds of the offering of common shares are being invested or during periods in which the Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash and cash equivalents. The Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impracticable to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objectives. These investments are defined to include, without limitation, the following:

               (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
        (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

               (2) Certificates of Deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

               (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund's investment adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The investment adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

               (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. First Trust Advisors will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a nationally recognized statistical rating organization and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

               (5) The Fund may invest in bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

               (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

               (7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

        The management of the Fund, including general supervision of the duties performed for the Fund under the Management Agreement and Sub-Advisory Agreement, is the responsibility of the Board of Trustees. The Trustees set broad policies for the Fund and choose the Fund's officers. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, with the Trustee who is an "interested person" (as such term is defined in the 1940 Act) of the Fund identified as such. The mailing address of the officers and Trustees, unless otherwise noted, is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                                                  TERM OF OFFICE                              COMPLEX              OTHER
                                                  AND YEAR FIRST                              OVERSEEN BY          TRUSTEESHIPS
                              POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       TRUSTEE OR           HELD BY
NAME, ADDRESS AND AGE         OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS         OFFICER              TRUSTEE

Trustee who is an
Interested Person of the
Fund
------------------------
James A. Bowen(1)*            President,          o One Year(2)   President, First Trust      17 Portfolios        None
D.O.B.: 09/55                 Chairman of the                     Portfolios, L.P. and First
                              Board, Chief        o 2004          Trust Advisors; Chairman
                              Executive Officer                   of the Board of
                              and Trustee                         Directors, Bond Wave, LLC

Trustees who are not
Interested Persons of the
Fund
------------------------
Richard E. Erickson           Trustee             o One Year(2)   Physician,                  17 Portfolios        None
327 Gundersen Drive                                               Sportsmed/Wheaton
Carol Stream, IL 60188                            o 2004          Orthopedics
D.O.B.: 04/51

Thomas R. Kadlec              Trustee             o One Year(2)   Vice President, Chief       17 Portfolios         None
26W110 Sandpiper Court                                            Financial Officer (1990
Wheaton, IL  60188-4541                           o 2004          to Present), ADM Investor
D.O.B.: 11/57                                                     Services, Inc. (Futures
                                                                  Commission Merchant);
                                                                  Registered Representative
                                                                  (2000 to Present),
                                                                  Segerdahl & Company,
                                                                  Inc., an NASD member
                                                                  (Broker-Dealer)

Niel B. Nielson               Trustee             o One Year(2)   President (2002 to          17 Portfolios        Director of
1117 Mountain Terrace                                             Present), Covenant                               Good News
Lookout Mountain, GA 30750                        o 2004          College; Pastor (1997 to                         Publishers
D.O.B.: 03/54                                                     2002), College Church in                         - Crossway
                                                                  Wheaton                                          Books; Covenant
                                                                                                                   Transport Inc.

David M. Oster                Trustee             o One Year(2)   Trader (Self-Employed)      6 Portfolios         None
3N550 Wildflower Lane                                             (1987 to Present)
West Chicago, IL 60185                            o 2004          (Options Trading and
D.O.B.: 03/64                                                     Market Making)


                                                               -11-

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                                                  TERM OF OFFICE                              COMPLEX              OTHER
                                                  AND YEAR FIRST                              OVERSEEN BY          TRUSTEESHIPS
                              POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       TRUSTEE OR           HELD BY
NAME, ADDRESS AND AGE         OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS         OFFICER              TRUSTEE

Officers of the Fund
---------------------
Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial Officer,    17 Portfolios        N/A
D.O.B.: 11/57                 Controller, Chief     term          Managing Director, First
                              Financial Officer                   Trust Portfolios, L.P. and
                              and Chief           o 2004          First Trust Advisors
                              Accounting Officer

Susan M. Brix                 Assistant Vice      o Indefinite    Representative, First       17 Portfolios        N/A
D.O.B.: 01/60                 President             term          Trust Portfolios, L.P.;
                                                                  Assistant Portfolio
                                                  o 2004          Manager, First Trust
                                                                  Advisors

Robert F. Carey               Vice President      o Indefinite    Senior Vice President,      17 Portfolios        N/A
D.O.B.: 07/63                                       term          First Trust Portfolios,
                                                                  L.P. and First Trust
                                                  o 2004          Advisors

W. Scott Jardine              Secretary           o Indefinite    General Counsel, First      17 Portfolios        N/A
D.O.B.: 05/60                                       term          Trust Portfolios, L.P. and
                                                                  First Trust Advisors
                                                  o 2004

Roger Testin                  Vice President      o Indefinite    Vice President (August      17 Portfolios        N/A
D.O.B.: 06/66                                       term          2001-Present), First
                                                                  Trust Advisors; Analyst
                                                  o 2004          (1998-2001), Dolan
                                                                  Capital Management

--------------------
(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position of President of First Trust Advisors, investment adviser of the Fund.

(2) Trustees are elected each year by shareholders and serve a one year term until their successors are elected. Mr. Bowen's officer positions with the Fund have an indefinite term.

        The Board of Trustees of the Fund has four standing committees, the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee, and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other such matters relating to such financing, including determining the price at which such shares are to be sold and approval of the final terms of the underwriting agreement, including approval of the members of the underwriting syndicate. Such committee is also responsible for the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Fund's Board of Trustees. Messrs. Erickson, Nielson, Kadlec and Oster are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder), (b) a full description of the proposed candidate's background, including their education, experience, current employment, and date of birth,
(c) names and addresses of at least three professional references for the candidate, (d) information as to whether the candidate is an "interested person" in relation to such Fund, as such term is defined in the 1940 Act, as amended, and such other information that may be considered to impair the candidate's independence and (e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec and Oster are members of the Valuation Committee. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson, Kadlec and Oster serve on the Audit Committee. Because the Fund is newly organized, none of the committees have met during the Fund's last fiscal year.

        Messrs. Erickson, Nielson, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust Advisors with 11 portfolios. Messrs. Bowen, Erickson, Nielson, Kadlec and Oster are also trustees of the First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, closed-end funds advised by First Trust Advisors. None of the Trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Fund hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and First Trust/Value Line(R) & Ibbotson Equity Allocation Fund as they hold with the Fund.

        The officers and Trustee who is an "interested person" as designated above serve without any compensation from the Fund. Trustees who are not interested persons of the Fund ("Independent Trustees") receive a $10,000 annual retainer for serving as trustee of the Fund, $1,000 per meeting fee for their attendance (in-person or through electronic means), $500 for attendance in-person or through electronic means at a committee meeting and are reimbursed for expenses incurred as a result of attendance at meetings of the Trustees. The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the Independent Trustees and estimated total compensation to be paid to each of the Independent Trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans.

                                                               ESTIMATED TOTAL
                                                               COMPENSATION
                             ESTIMATED AGGREGATE               FROM FUND AND
 NAME OF TRUSTEE             COMPENSATION FROM FUND (1)        FUND COMPLEX(2)

 Richard E. Erickson          [$               ]                 [$          ]
 Thomas R. Kadlec             [$               ]                 [$          ]
 Niel B. Nielson              [$               ]                 [$          ]
 David M. Oster               [$               ]                 [$          ]
--------------------
(1) The compensation estimated to be paid by the Fund to the Independent Trustees for the first full fiscal year for services to the Fund.
(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, Independent Trustees, from the Fund and Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the First Defined Portfolio Fund, LLC, an open-end fund (with 11 portfolios) advised by First Trust Advisors plus estimated compensation to be paid to these Trustees by the First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund and the Fund for a full calendar year. Mr. Oster is currently not a Trustee of the First Defined Portfolio Fund, LLC. Accordingly, his estimated total compensation is based on the estimated compensation to be paid by the First Trust Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund and the Fund for a full calendar year.


        The Fund has no employees. Its officers are compensated by First Trust Advisors. The Shareholders of the Fund will elect trustees at the next annual meeting of shareholders.

        The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of March 31, 2004:

                                                 AGGREGATE DOLLAR RANGE OF
                                                 EQUITY SECURITIES IN ALL
                      DOLLAR RANGE OF            REGISTERED INVESTMENT COMPANIES
                      EQUITY SECURITIES          OVERSEEN  BY TRUSTEE IN
TRUSTEE               IN THE FUND                FIRST TRUST FUND COMPLEX

Mr. Bowen             None                       $50,001    -    $100,000
Mr. Erickson          None                       $     1    -    $ 10,000
Mr. Kadlec            None                       $50,001    -    $100,000
Mr. Nielson           None                       $10,001    -    $ 50,000
Mr. Oster             None                       $10,001    -    $ 50,000

        As of December 31, 2003, the Trustees of the Fund who are not "interested persons" of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

        As of __________, 2004, First Trust Portfolios L.P. owned both beneficially and of record all of the Common Shares of the Fund.


                               INVESTMENT ADVISER

        First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund. As investment adviser, First Trust Advisors provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if elected to such positions. First Trust Advisors manages the Fund's portfolio and provides the Fund with certain other services necessary with the management of the portfolio.

        First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

        First Trust Advisors is also adviser or subadviser to approximately 11 mutual funds and four closed-end funds and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust Portfolios introduced the first insured unit investment trust in 1974 and to date, more than $48 billion in First Trust Portfolios unit investment trusts have been deposited.

        First Trust Advisors acts as investment adviser to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by action of the Board or by a majority vote of the outstanding voting securities of the Fund (accompanied by appropriate notice), and will terminate automatically upon assignment. The Investment Management Agreement may also be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Adviser, or any officer or director of the Adviser, has taken any action which results in a breach of the covenants of the Adviser set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement. As compensation for its services, the Fund pays First Trust Advisors a fee as described in the Prospectus. Provisions regarding expense limitations are described in the Prospectus. See "Summary of Fund Expenses" and "Management of the Fund -- Investment Management Agreement" in the Fund's Prospectus.

        In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, sub-licensing fee, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

        On __________, 2004, the Trustees of the Fund met with members of First Trust Advisors and the Sub-Adviser (the "Fund Advisers") to consider, among other things, the possible approval of the Investment Management Agreement between the Fund and First Trust Advisors and the Sub-Advisory Agreement between the Adviser, the Sub-Adviser and the Fund. Prior to the meeting, the Independent Trustees received a memorandum describing their legal obligations and duties relating to the approval of an investment advisory contract, including the duties of the Trustees under the 1940 Act and the general principles of state law; the requirements of the 1940 Act in such matters; the fiduciary duty of the Adviser; the standards used in determining whether boards of trustees have fulfilled their duties; and various factors to be considered by the Trustees in voting on whether to approve advisory agreements. In evaluating the Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees met with their legal counsel privately (outside the presence of the interested Trustee and any officers of the Fund Advisers) to discuss their responsibilities and obligations with respect to the Investment Management Agreement and the Sub-Advisory Agreement and to review the matters contained in the above-referenced memorandum.

        In evaluating the Investment Management Agreement and the Sub-Advisory Agreement, the Board reviewed the Independent Trustees' role in approving the advisory contracts under the 1940 Act. In evaluating the Fund Advisers' services and their fees, the Trustees reviewed narrative information concerning the investment advisory and other types of services provided to the Fund by the Fund Advisers and the proposed advisory fees compared to the level of advisory fees paid by other closed-end funds. The Trustees also met with the relevant investment personnel from the Adviser and Sub-Adviser and considered information relating to the education, experience and number of investment professionals and other personnel who would provide services under the applicable agreement. See "Management of the Fund" in the Prospectus and this SAI. The Trustees also evaluated the level of skill required to manage the Fund and concluded that the human resources available at the Adviser and Sub-Adviser were appropriate to fulfill effectively the duties of the Adviser and Sub-Adviser on behalf of the Fund under the applicable agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Sub-Adviser in managing the Fund. In this regard, the Trustees considered the Sub-Adviser's in-house research capabilities as well as other resources available to the Sub-Adviser's personnel. The Trustees concluded that the Sub-Adviser's investment process, research capabilities and philosophy were appropriate for the Fund's investment objective and policies. In reviewing the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered, among other things, the fees, the nature and quality of the services to be provided, and the expense waivers by the Adviser and Sub-Adviser. In considering the foregoing, the Trustees gave substantial consideration to the fees payable under the agreements. The Trustees reviewed information concerning fees paid to investment advisers of similar funds. In evaluating the proposed fees, the Trustees also considered the complexity of investment management for the Fund. The Trustees concluded that the level of fee was reasonable. The Trustees did not identify any single factor discussed above as all-important or controlling.

        The Board of Trustees, including a majority of the Independent Trustees of the Fund, and the sole shareholder of the Fund, each approved the Investment Management Agreement and the Sub-Advisory Agreement. The Independent Trustees have determined that the terms of the Fund's Investment Management Agreement and the Sub-Advisory Agreement are fair and reasonable and that the agreements are in the Fund's best interests. The Independent Trustees believe that the Investment Management Agreement and the Sub-Advisory Agreement will enable the Fund to obtain high quality investment management services at a cost that they deem appropriate, reasonable, and in the best interests of the Fund and its shareholders.

CODE OF ETHICS

        To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Registrant, First Trust Advisors and First Trust Portfolios have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act of 1940. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

        Text-only versions of the codes of ethics of the Fund and First Trust Advisors can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. In addition, copies of those codes of ethics may be obtained, after paying the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

PROXY VOTING PROCEDURES

        [The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

        The Board of Trustees is responsible for oversight of the Fund's proxy voting process. First Trust Advisors has engaged the services of Institutional Shareholder Services, Inc., ("ISS") to make recommendations to First Trust Advisors on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust Advisors reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust Advisors may not vote in accordance with the ISS recommendations when we believe that specific ISS recommendations are not in the best economic interest of the Fund. If First Trust Advisors manages the assets of a company or its pension plan and any of First Trust Advisors' clients hold any securities of that company, First Trust Advisors will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust Advisors to follow specific voting guidelines or additional guidelines, First Trust Advisors will review the request and inform the client only if First Trust Advisors is not able to follow the client's request.

        First Trust Advisors has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust Advisors' general voting policies.

        When required by applicable regulations, information regarding how the Fund voted proxies relating to portfolio securities will be available without charge by calling (800) 988-5891 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.]


                                   SUB-ADVISER

        MBIA Capital Management Corp., an SEC-registered investment adviser and NASD member firm, acts as the Fund's investment sub-adviser. The Sub-Adviser is located at 113 King Street, Armonk, New York 10504. The Sub-Adviser is a subsidiary of MBIA Asset Management, LLC which, in turn, is a wholly-owned subsidiary of MBIA, Inc. MBIA Inc.'s largest subsidiary is MBIA Insurance Corporation ("MBIA Corp."), a leading global provider of financial guarantee insurance. MBIA Inc. is a publicly-held company whose shares trade on the NYSE under the ticker symbol MBI.

        MBIA Corp. is the successor to the business of the Municipal Bond Insurance Association, which began writing financial guarantees for municipal bonds in 1974. MBIA Corp. is the parent of MBIA Insurance Corp. of Illinois, also referred to as "MBIA Illinois," and Capital Markets Assurance Corporation, "CapMAC," both financial guarantee companies acquired by MBIA Corp. MBIA Corp. also owns MBIA Assurance S.A., a French insurance company, which writes financial guarantee insurance in the countries of the European Community.

        MBIA Corp. has a Triple-A claims-paying rating from S&P, which it received in 1974; from Moody's, which it received in 1984; from Fitch, which it received in 1995; and from Rating and Investment Information, Inc., which it received in 1999. Obligations which are guaranteed by MBIA Corp. are rated Triple-A primarily based on these claims-paying ratings of MBIA Corp. Both S&P and Moody's have also continued the Triple-A rating on guaranteed bond issues of MBIA Illinois and CapMAC. The Triple-A ratings are important to the operation of MBIA Corp.'s business and any reduction in these ratings could have a material adverse effect on MBIA Corp.'s ability to compete and could have a material adverse effect on its business, operations and financial results.

        MBIA Corp. primarily insures obligations which are sold in the new issue and secondary markets, or which are held in unit investment trusts and by mutual funds. It also provides financial guarantees for debt service reserve funds. As a result of Triple-A ratings assigned to insured obligations, the principal economic value of financial guarantee insurance to the entity issuing the obligations is the savings in interest costs between an insured obligation and the same obligation on an uninsured basis. In addition, for complex financings and for obligations of issuers that are not well-known by investors, insured obligations receive greater market acceptance than uninsured obligations.

        MBIA Corp. issues financial guarantees for municipal bonds, asset-backed and mortgage-backed securities, investor-owned utilities bonds, bonds issued by highly rated, sovereign and sub-sovereign entities and collateralized obligations of corporations and financial institutions, both in the new issue and secondary markets. The municipal obligations that MBIA Corp. insures include tax-exempt and taxable indebtedness of states, countries, cities, utility districts and other political subdivisions, as well as airports, higher education and health care facilities and similar authorities. The asset-backed or structured finance obligations insured by MBIA Corp. typically consist of securities that are payable from or which are tied to the performance of a specific pool of assets that have a defined cash flow. These include residential and commercial mortgages, a variety of consumer loans, corporate loans and bonds and equipment and real property leases.

        The Sub-Adviser is an international investment manager supervising client accounts with assets totaling approximately $____ billion as of [____________] (including $____ billion representing assets managed on behalf of clients that are affiliates of the Sub-Adviser). Of that amount, approximately $____ billion represents the investment portfolio of MBIA Corp., more than [half] of which consists of Municipal Bonds.

        The Sub-Adviser, subject to the Board of Trustees' and Adviser's supervision, provides the Fund with discretionary investment services. Specifically, the Sub-Adviser is responsible for managing the investments of the Fund in accordance with the Fund's investment objective, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees and publicly described. The Sub-Adviser further agrees to conform to all applicable laws and regulations of the SEC in all material respects and to conduct its activities under the Sub-Advisory Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Sub-Adviser will satisfy its fiduciary duties to the Fund, will monitor the Fund's investments in municipal bonds of investment grade quality (and other assets in which the Sub-Adviser is authorized to invest), and will comply with the provisions of the Fund's Declaration of Trust and By-laws, as amended from time to time, and the stated investment objectives, policies and restrictions of the Fund. The Sub-Adviser is responsible for effecting all security transactions on behalf of the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser, the Sub-Adviser and the Fund, the Adviser has agreed to pay for the services and facilities provided by the Sub-Adviser through a sub-advisory fee, as set forth in the Prospectus. For purposes of calculation of the sub-advisory fee, the Fund's "Managed Assets" shall mean the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares, if any, and the principal amount of any borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

        All fees and expenses are accrued daily and deducted before payment of dividends to investors. The Sub-Advisory Agreement has been approved by a majority of the disinterested trustees of the Fund and the sole shareholder of the Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

        Subject to policies established by the Board of Trustees, the Sub-Adviser is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Fund deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Fund to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer spread or commission), the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions. While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available.

        Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Sub-Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the [Sub-Advisory Agreement] and the expense of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Sub-Adviser in servicing all of its accounts and such research may or may not be useful to the Sub-Adviser in connection with the Fund. In addition, as permitted by Section 28(e) of the Securities Exchange

Act of 1934, the Sub-Adviser may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by the Sub-Adviser to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of the Sub-Adviser may indirectly benefit from the provision of these services to the Sub-Adviser, and the Fund may indirectly benefit from services provided to the Sub-Adviser as a result of transactions for other clients.

        The Fund invests in securities traded in the over-the-counter markets, and the Fund intends to deal directly with dealers who make markets in the securities involved, except in those circumstances where better execution is available elsewhere. Under the 1940 Act, except as permitted by exemptive order, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. However, affiliated persons of the Fund may serve as its brokers in certain over-the-counter transactions conducted on an agency basis.

        The Fund also may purchase tax exempt debt instruments in individually negotiated transactions with the issuers. Because an active trading market may not exist for such securities, the prices that the Fund may pay for these securities or receive on their resale may be lower than that for similar securities with a more liquid market.

        Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Sub-Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Sub-Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Sub-Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

                               PORTFOLIO TURNOVER

        Generally, the Fund does not purchase securities for short term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Sub-Adviser. While it is not possible to predict turnover rates with any certainty, at present it is anticipated that the Fund's annual portfolio turnover rate, under normal circumstances, should be less than 100%. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund and also has certain tax consequences for shareholders.

                                  DISTRIBUTIONS

        The Fund intends to distribute dividends of all or a portion of its net investment income monthly to holders of Common Shares. It is expected that the Fund will commence paying dividends to holders of Common Shares within approximately 90 days of the date of this Prospectus. From and after issuance of the Preferred Shares, monthly dividends to holders of Common Shares normally will consist of all or a portion of its net investment income remaining after the payment of dividends (and any additional distributions) on the Preferred Shares. The Fund may at times in its discretion pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to holders of Common Shares for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders. For Federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each calendar year. All net realized capital gains, if any, will be distributed pro rata at least annually to holders of Common Shares and any Preferred Shares.

        While any Preferred Shares are outstanding, the Fund may not declare any cash dividend or other distribution on its Common Shares, unless at the time of such declaration, (i) all accumulated Preferred Share dividends, including any additional distributions, have been paid, and (ii) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price of the outstanding Preferred Shares plus any accumulated and unpaid dividends thereon and any accumulated but unpaid additional distributions). If the Fund's ability to make distributions on its Common Shares is limited, such limitation could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company, which would have adverse tax consequences for shareholders. See "Tax Matters."

        See "Dividend Reinvestment Plan" in the Fund's Prospectus for information concerning the manner in which dividends and distributions to holders of Common Shares may be automatically reinvested in Common Shares of the Fund. Dividends and distributions may be taxable to shareholders under certain circumstances as discussed below, whether they are reinvested in shares of the Fund or received in cash.

        The yield on the Fund's Common Shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in tax exempt interest rates (which may not change to the same extent or in the same direction as taxable rates), including changes in the relationship between short term rates and long term rates, the amount and timing of the issuance of the Fund's Preferred Shares, the effects of Preferred Share leverage on the Common Shares, the timing of the investment of Preferred Share proceeds in portfolio securities and the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on Fund shares.


                              DESCRIPTION OF SHARES

COMMON SHARES

        The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest ("Shares") of such classes and of such designations and par value (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the Trustees in their sole discretion, without shareholder vote. The Fund's Declaration of Trust (the "Declaration") initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of preferred shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no pre-emptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting in the election of trustees.

        The Common Shares have sought approval for listing on the American
Stock Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

        Shares of closed-end investment companies may frequently trade at prices lower than net asset value. Net asset value will be reduced immediately following the offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above net asset value or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" below and "The Fund's Investments" in the Fund's Prospectus.

PREFERRED SHARE AUTHORIZATION

        Under the terms of the Declaration, the Board of Trustees has the authority in its sole discretion, without shareholder vote, to authorize the issuance of preferred shares in one or more classes or series with such rights and terms, including voting rights, dividend rates, redemption provisions, liquidation preferences and conversion provisions as determined by the Board of

Trustees. The Fund's Board of Trustees has indicated that it does not presently intend to authorize an offering of Fund preferred shares.

BORROWINGS

        The Declaration authorizes the Fund, without prior approval of the shareholders of Common Shares, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) ("Borrowings") and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

        Limitations on Borrowings. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an asset coverage of at least 300%. With respect to any Borrowings, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more NRSROs which may issue ratings for commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

        Distribution Preference. The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

        Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event the asset coverage falls below specified levels. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

        The discussion above describes the Fund's Board of Trustees' present intention with respect to an offering of Borrowings. If authorized by the Board of Trustees, the terms of any Borrowings may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.

                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

        Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

        The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Specifically, the Declaration requires the affirmative vote or consent by holders of at least two-thirds of the Shares outstanding and entitled to vote, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (other than a merger, consolidation, reorganization or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of business of the Fund, sales of assets in connection with the termination of the Fund as provided in the Declaration of Trust, or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (4) in certain circumstances, a termination of the Fund, (5) removal of Trustees by shareholders, or (6) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items (1), (2) and (3) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the Trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then preferred shares outstanding, with respect to (1) above, two-thirds of the preferred shares voting as a separate class shall also be required unless the action has already been approved by two-thirds of the Trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Further, in the case of items (2) or (3) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the preferred shares within the meaning of section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two thirds of the preferred shares voting as a separate class provided, however, that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the Trustees.

        Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the

Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Shares outstanding and entitled to vote.

        As noted above, pursuant to the Declaration of Trust, the affirmative approval of two-thirds of the Shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a Principal Shareholder (as defined below) is a party: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment or similar plan available to all Shareholders; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (i) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all Shareholders of the Fund or class thereof unless the Trustees specifically make such transaction subject to this voting provision, (ii) any transaction if the Trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (iii) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration of Trust, a Principal Shareholder shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding Shares and shall include any affiliate or associate (as such terms are defined in the Declaration of Trust) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the Shareholders otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange.

        The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of a Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

        Reference should be made to the Declaration on file with the Commission for the full text of these provisions.

        The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable to any person in connection with the Fund property or the affairs of the Fund or for any neglect or wrongdoing of any officer, employee or agent of the Fund or for the act or omission of any other Trustee. Nothing in the Declaration, however, protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with or on behalf of the Fund.


             REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

        The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Trustees, in consultation with the Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time may review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount. Further, investors should assume it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company because the Board of Trustees has determined the closed-end structure is desirable. The Board of Trustees of the Fund has adopted a policy to consider on a quarterly basis the commencement of open market repurchases of and/or tender offers for the Common Shares to seek to reduce any significant market discount (e.g., 10% or more) from net asset value that may develop and continue for a significant period of time (e.g., 12 weeks or more). After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. Before deciding whether to take any action if the Fund's Common Shares trade below net asset value, the Board of the Fund would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

        Further, the staff of the Commission currently requires that any tender offer made by a closed-end investment company for its shares must be at a price equal to the net asset value of such shares on the close of business on the last day of the tender offer. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

        Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

        Although the decision to take action in response to a discount from net asset value will be made by the Board of the Fund at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if
(1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the American Stock Exchange, or (b) impair status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the American Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees of the Fund may in the future modify these conditions in light of experience.

        Conversion to an open-end company would require the approval of the holders of at least two-thirds of the Fund's Shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are preferred shares outstanding, the affirmative vote of two-thirds of the preferred shares voting as a separate class shall be required; provided, however, that such votes shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the

Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. See the Prospectus under "Structure of the Fund; Common Share Repurchases and Change in Fund Structure" for a discussion of voting requirements applicable to conversion of the Fund to an open-end company. If the Fund converted to an open-end company, the Fund's Common Shares would no longer be listed on the American Stock Exchange. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Board of Trustees of the Fund may at any time propose conversion of the Fund to an open-end company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing. However, given that the Board of Trustees believes that the closed-end structure is desirable considering the Fund's investment objective and policies, it is unlikely that the Trustees would vote to convert the Fund to an open-end investment structure.

        The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time may reduce any spread between market price and net asset value that might otherwise exist.

        In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio.

                                   TAX MATTERS

FEDERAL INCOME TAX MATTERS

        The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Fund.

        Set forth below is a discussion of the material U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes the shareholder is a United States person (as defined for U.S. federal income tax purposes) and that the shareholder holds his or her as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

        The Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company and to satisfy certain conditions which will enable interest from municipal obligations, which is exempt from regular federal income taxes in the hands of the Fund, to qualify as "exempt-interest dividends" when distributed to the Fund's shareholders. In order to qualify for tax treatment as a regulated investment company, the Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"). Second, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

        As a regulated investment company, the Fund will not be subject to federal income tax in any taxable year with respect to "net investment income" (i.e., its "investment company taxable income," as that term is defined in the Code, determined without reference to the deduction for dividends paid) and "net capital gain" (i.e., the excess of the Fund's net long-term capital gain over its net short-term capital loss), provided that it distributes at least 90% of the sum of (i) its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than net capital gain and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Fund may retain for investment its net capital gain. However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

        Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect (unless it has made a taxable year election for excise tax purposes) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

        The Fund intends to qualify to pay "exempt-interest dividends" by satisfying the requirement that at the close of each quarter of the Fund's taxable year at least 50% of the value of its total assets consist of tax-exempt municipal obligations. Distributions from the Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to Common Shareholders are excluded from gross income for federal income tax purposes, although they are required to be reported on the Common Shareholders' federal income tax returns. Gain from the sale or redemption of Common Shares, however, will be taxable to the Common Shareholders as capital gain (provided such Common Shares were held as capital assets) even though the increase in value of such Common Shares is attributable to tax-exempt interest income. In addition, gain realized by the Fund from the disposition of a tax-exempt municipal obligation that was purchased at a price less than the principal amount of the bond will be taxable to the Fund's shareholders as ordinary income to the extent of accrued market discount. Under the Code, interest on indebtedness incurred or continued to purchase or carry Common Shares, which interest is deemed to relate to exempt-interest dividends, will not be deductible by Common Shareholders for federal income tax purposes. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax and may have other collateral tax consequences. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the alternative minimum tax applicable to individuals. Taxpayers that may be subject to the alternative minimum tax should consult their advisers before investing in Common Shares.

        Distributions by the Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gain realized by the Fund, if any, will be taxable to Common Shareholders as ordinary income (and not eligible for favorable taxation as "qualified dividend income") whether received in cash or additional shares. Any net long-term capital gain realized by the Fund and distributed to Common Shareholders in cash or additional shares will be taxable to Common Shareholders as long-term capital gain regardless of the length of time investors have owned shares of the Fund. Taxable distributions will not be eligible for the dividends received deduction allowed to corporations. Distributions by the Fund to Common Shareholders that do not constitute ordinary income dividends, capital gain dividends or exempt-interest dividends will be treated as a return of capital to the extent of (and in reduction of) the Common Shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

        The Internal Revenue Service's position in a published revenue ruling indicates that the Fund is required to designate distributions paid with respect to its Common Shares and its Preferred Shares, if any, as consisting of a portion of each type of income distributed by the Fund. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Fund dividends received by such class. Thus, the Fund will designate dividends paid as exempt-interest dividends in a manner that allocates such dividends between the holders of the Common Shares and the holders of Preferred Shares, if any, in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law. Capital gain dividends and ordinary income dividends will similarly be allocated between the two classes.

        If the Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer the Fund's losses, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Common Shareholders.

        Prior to purchasing shares in the Fund, an investor should carefully consider the impact of dividends or distributions which are expected to be or have been declared, but not paid. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

        Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31.

        The sale or exchange of Common Shares normally will result in capital gain or loss to the Common Shareholders who hold their Common Shares as capital assets. However, any loss on the sale or exchange of a Common Share that has been held for six months or less will be disallowed to the extent of any distribution of exempt-interest dividends received with respect to such Common Share. Generally, a Common Shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of Common Shares before holding them for more than six months, however, any loss on the sale or other disposition of such Common Shares shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the Common Shareholder (or amounts credited to the Common Shareholder as an undistributed capital gain) with respect to such Common Shares. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) with respect to securities and "qualified dividend income" is taxed at a maximum rate of 15%, while short-term capital gain and other ordinary income is taxed at a maximum rate of 35% through 2010, after which time the rate will increase to 39.6% unless amended by Congress. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

        The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act") reduced the maximum rate of tax on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum rate of tax on "qualified dividend income" received by noncorporate shareholders who satisfy certain holding period and other requirements. None of the Fund's distributions are expected to be eligible for treatment as qualified dividend income. Without further legislative change, the rate reductions enacted by the Act will lapse and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.

        All or a portion of a sales charge paid in purchasing Common Shares cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another fund are subsequently acquired without payment of a sales charge pursuant to a reinvestment right. Any disregarded portion of such charge will result in an increase in the Common Shareholder's tax basis in the shares subsequently acquired. In addition, no loss will be allowed on the redemption or exchange of Common Shares if the Common Shareholder purchases other shares of the Fund (whether through reinvestment of distributions or otherwise) or the Common Shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

        In order to avoid a nondeductible 4% federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least an amount equal to the sum of (i) 98% of its taxable ordinary income for such year, (ii) 98% of its capital gain net income (the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year) and (iii) 100% of any taxable ordinary income and any excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

        If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year, and distributions to its Common Shareholders would be taxable to Common Shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's earnings and profits.

        The Fund is required in certain circumstances to withhold a percentage of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification numbers (in the case of individuals, their Social Security number) and certain certifications, or who are otherwise subject to backup withholding. The backup withholding percentage is 28% for amounts paid through 2010, after which time the rate will increase to 31% unless amended by Congress. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability.

        The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its Common Shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Common Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Fund and the income tax consequences to its Common Shareholders.

        Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to Common Shares of $2 million or more for an individual shareholder of $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Common Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

        The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average, Nasdaq Composite Index and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.

        The Fund may, from time to time, show the standard deviation of either the Fund or the Fund's investment strategy and the standard deviation of the Fund's benchmark index. Standard deviation is a statistical measure of the historical volatility of a portfolio. Standard deviation is the measure of dispersion of historical returns around the mean rate of return.

        From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investments comparing the Fund's performance with that of other investment companies should give consideration to the quality and type of the respective investment companies' portfolio securities.

        The Fund's "average annual total return" is computed according to a formula prescribed by the Commission. The formula can be expressed as follows:

        Average Annual Total Return will be computed as follows:

               ERV = P(1+T)/n/

          Where  P = a hypothetical initial payment of $1,000
                 T = average annual total return
                 n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

        The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in a Fund. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gains distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

        Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

        Average Annual Total Return (After Taxes on Distributions) will be computed as follows:

               ATV/D/ = P(1+T)/n/

        Where:  P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on distributions) n = number of years
           ATV/D/ = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

        Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) will be computed as follows:

               ATV/DR/ = P(1+T)/n/

        Where:  P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on distributions and redemption)
                n = number of years
          ATV/DR/ = ending value of a hypothetical $1,000 investment made at the beginning periods, at the end of the periods (or fractional portion thereof), after taxes on fund distributions and redemptions.

        Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

               Yield = 2 [( a-b/cd +1)/6/ - 1]

        Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                d = the maximum offering price per share on the last day of the period

        Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.

                                     EXPERTS

        The Financial Statements of the Fund as of [_________ __], 2004, appearing in this Statement of Additional Information have been audited by ____________________ independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. ____________________ provides accounting and auditing
services   to   the   Fund.   The   principal   business   address   of
____________________   is ____________________.

                   CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

        ___________________, ____________________, __________, _______ _____,
serves as custodian for the Fund. As such, ______________ has custody of all securities and cash of the Fund maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. ___________, ______________, ___________________, __________ _____ is the transfer, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts. _________ also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent public accountant and providing the accountant with certain Fund accounting information; and providing other continuous accounting and administrative services.

                              INDEPENDENT AUDITORS

        The Funds' independent auditors, ____________________,
_______________________, audit and report on the Fund's annual financial statements, and perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.

                             ADDITIONAL INFORMATION

        A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Commission, Washington, D.C. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

                         REPORT OF INDEPENDENT AUDITORS


The Board of Trustees and Shareholders of
MBIA Capital/First Trust Relative Value Municipal Fund

        We have audited the accompanying statement of assets and liabilities of MBIA Capital/First Trust Relative Value Municipal Fund (the "Fund"), as of [_________ __], 2004. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of [_________ __], 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the statement of assets and liabilities referred to above present fairly, in all material respects, the financial position of MBIA Capital/First Trust Relative Value Municipal Fund as of [_________ __], 2004 in conformity with accounting principles generally accepted in the United States of America.



_______________________
[_________ __], 2004

             MBIA CAPITAL/FIRST TRUST RELATIVE VALUE MUNICIPAL FUND
                              FINANCIAL STATEMENTS


             MBIA CAPITAL/FIRST TRUST RELATIVE VALUE MUNICIPAL FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                              [_________ __], 2004


ASSETS:
Cash                                                                       $
Offering costs                                                             $
                                                                           -
                                                                           $
LIABILITIES:
Offering costs payable                                                     $
                                                                           -
Net Assets                                                                 $
                                                                           =

NET ASSETS - Applicable to 10,000 shares                                   $
                                                                           =

NET ASSET VALUE PER SHARE (net assets divided by 10,000 shares.)           $
                                                                           -

MAXIMUM OFFERING PRICE PER SHARE (net asset
value plus sales charge of 4.5% of offering price.)                        $
                                                                           -

Notes to Statement of Assets and Liabilities:

                                   APPENDIX A


                           RATINGS OF MUNICIPAL BONDS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") MUNICIPAL BOND RATINGS.

Aaa

        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

        Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk in Aa-rated bonds appear somewhat larger than those securities rated Aaa.

A

        Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade-obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

        Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Note: Those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.

        Short term Notes: The three ratings of Moody's for short term notes are MIG 1/VMIG 1, MIG 2/VMIG 2, and MIG 3/VMIG 3; MIG 1/VMIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2/VMIG 2


                                      A-1


denotes "high quality" with "ample margins of protection"; MIG 3/VMIG 3 instruments are of "favorable quality . . . but . . . lacking the undeniable strength of the preceding grades."

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

        Moody's Commercial Paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

               Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                      leading market positions in well established industries;
               high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers rated Prime-2 (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC.
    ("STANDARD & POOR'S"), MUNICIPAL DEBT RATINGS

        A Standard & Poor's municipal debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

        The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


                                      A-2


        The ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        I. Likelihood of payment--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

       II. Nature of and provisions of the obligation;

      III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA

        An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

        An obligation rated "AA" differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

        An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

        An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

        Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                                      A-3


DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

        A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

A-1

        This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

        Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3

        Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

        Issues rated "B" are regarded as having only speculative capacity for timely payment.

C

        This rating is assigned to short term debt obligations with a doubtful capacity for payment.

D

        Debt rated "D" is in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

        A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.


                                      A-4


        A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment.

        --Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

        --Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

        Note rating symbols are as follows:

SP-1

        Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

        Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF FITCH RATINGS' ("FITCH") INVESTMENT GRADE BOND RATINGS

        Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

        The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

        Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

        Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

        Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax exempt nature or taxability of payments made in respect of any security.

        Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such


                                      A-5


information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA

        Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

        Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "F-1+."

A

        Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

        Bonds considered to be investment grade and of satisfactory-credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR

        Indicates that Fitch does not rate the specific issue.

Conditional

        A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.


                                      A-6


Suspended

        A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn

        A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert

        Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short term, and should be resolved within 12 months.

        Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH'S SHORT TERM RATINGS

        Fitch's short term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium term notes, and municipal and investment notes.

        The short-term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

        Fitch short-term ratings are as follows:

F-1+

        Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."


                                      A-7


F-2

        Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3

        Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S

        Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D

        Default. Issues assigned this rating are in actual or imminent payment default.

LOC

        The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                                      A-8


                                   APPENDIX B


                       TAXABLE EQUIVALENT YIELDS FOR 2004
*

        The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield for federal regular income tax purposes on a municipal investment. To assist you to more easily compare municipal investments like the Fund with taxable alternative investments, the table below presents the taxable equivalent yield for a range of hypothetical tax-free yields assuming the stated marginal federal tax rates for 2004 listed below:

                                     Federal
                                     Tax
Single Return      Joint Return      Rate      5.00%    5.50%     6.00%    6.50%  7.00%   7.50%
 $     0-  7,150   $     0- 14,300   10.00%    5.56%    6.11%     6.67%    7.22%   7.78%   8.33%
   7,150- 29,050    14,300- 58,100   15.00%    5.88%    6.47%     7.06%    7.65%   8.24%   8.82%
  29,050- 70,350    58,100-117,250   25.00%    6.67%    7.33%     8.00%    8.67%   9.33%  10.00%
  70,350-146,750   117,250-178,650   28.00%    6.94%    7.64%     8.33%    9.03%   9.72%  10.42%
 146,750-319,100   178,650-319,100   33.00%    7.46%    8.21%     8.96%    9.70%  10.45%  11.19%
    Over 319,100      Over 319,100   35.00%    7.69%    8.46%     9.23%   10.00%  10.77%  11.54%

----------------
* Please note that the table does not reflect (i) any federal limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any state or local taxes imposed, or (iii) any alternative minimum taxes or any taxes other than personal income taxes. The tax rates shown above do not apply to corporate taxpayers. The tax characteristics of the Fund are described more fully elsewhere in the Prospectus and this Statement of Additional Information. Consult your tax adviser for further details. This chart is for illustrative purposes only and cannot be taken as an indication of anticipated Fund performance.


B-1


             MBIA CAPITAL/FIRST TRUST RELATIVE VALUE MUNICIPAL FUND


                           [___________] COMMON SHARES


                       STATEMENT OF ADDITIONAL INFORMATION

                              [_________ __], 2004



                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-effective Amendment to the Registration Statement.

2. Exhibits:

a.   Declaration of Trust dated April 26, 2004.
b.   By-Laws of Registrant.
c.   None.
d.   Form of Share Certificate.*
e.   Terms and Conditions of the Dividend Reinvestment Plan.*
f.   None.
g. Form of Investment Management Agreement between Registrant and First Trust Advisors L.P. dated ___________, 2004.*
h.1  Form of Underwriting Agreement.*
h.2  Form of Selected Dealer Agreement.*
h.3  Form of Master Agreement Among Underwriters.*
i.   None.
j. Form of Custodian Services Agreement between Registrant and PFPC Trust Company.*
k.1  Form of Transfer Agency Services Agreement between Registrant and
     PFPC Inc.*
k.2 Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc.*
l.1  Opinion and consent of Chapman and Cutler LLP.*
l.2  Opinion and consent of Bingham McCutchen LLP.*
m.   None.
n.   Independent Auditors' Consent.*
o.   None.
p. Form of Subscription Agreement between Registrant and First Trust Portfolios, L.P. dated ___________, 2004.*
q.   None.
r.1  Code of Ethics of Registrant.*
r.2  Code of Ethics of First Trust Portfolios, L.P.*
r.3  Code of Ethics of First Trust Advisors L.P.*
-------------------------
 * To be filed by amendment.


Item 25: Marketing Arrangements

[TO COME]

Item 26: Other Expenses of Issuance and Distribution

--------------------------------------------------------- ------------------
Securities and Exchange Commission Fees                   $1.90
--------------------------------------------------------- ------------------
National Association of Securities Dealers, Inc. Fees
--------------------------------------------------------- ------------------
Printing and Engraving Expenses                           *
--------------------------------------------------------- ------------------
Legal Fees                                                *
--------------------------------------------------------- ------------------
Listing Fees                                              *
--------------------------------------------------------- ------------------
Accounting Expenses                                       *
--------------------------------------------------------- ------------------
Blue Sky Filing Fees and Expenses                         *
--------------------------------------------------------- ------------------
Miscellaneous Expenses                                    *
--------------------------------------------------------- ------------------
Total                                                     $*
--------------------------------------------------------- ------------------
-------------------------
* To be completed by amendment. ____________ has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $__ per Common Share (___% of offering price).

Item 27: Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 28: Number of Holders of Securities

         At _________, 2004:

-------------------------------------------- --------------------------------
Title of Class                               Number of Record Holders
-------------------------------------------- --------------------------------
Common Shares, $0.01 par value               0
-------------------------------------------- --------------------------------


Item 29: Indemnification

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or
         (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this
         Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the funds and also serves as adviser or subadviser to 38 mutual funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L. P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT DURING PAST TWO YEARS

NAME AND POSITION WITH
FIRST TRUST ADVISORS L.P.                                        EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                      Managing Director/President, First Trust Portfolios

Ronald Dean McAlister, Managing Director                         Managing Director, First Trust Portfolios

Mark R. Bradley, Chief Financial Officer and Managing Director   Chief Financial Officer and Managing Director,
                                                                 First Trust Portfolios and Chief Financial Officer,
                                                                 Bondwave LLC

Robert W. Bredemeier, Chief Operating Officer and Managing       Chief Operations Officer and Managing Director,
Director                                                         First Trust Portfolios

Robert Franklin Carey, Chief Investment Officer and Senior       Senior Vice President, First Trust Portfolios
Vice President

William Scott Jardine, General Counsel                           General Counsel, First Trust Portfolios and
                                                                 Secretary of Bondwave LLC

Scott Hall, Managing Director                                    Managing Director, First Trust Portfolios

Andy Roggensack, Managing Director                               Managing Director, First Trust Portfolios

Jason Henry, Senior Vice President                               Senior Vice President, First Trust Portfolios

David McGarel, Senior Vice President                             Senior Vice President, First Trust Portfolios


Page 5


Bob Porcellino, Senior Vice President                            Senior Vice President, First Trust Portfolios

Mark Sullivan, Senior Vice President                             Senior Vice President, First Trust Portfolios

Al Davis, Vice President                                         Vice President, First Trust Portfolios

Jon Carl Erickson, Vice President                                Vice President, First Trust Portfolios

Bob James, Vice President                                        Vice President, First Trust Portfolios

Mitch Mohr, Vice President                                       Vice President, First Trust Portfolios

David Pinsen, Vice President                                     Vice President, First Trust Portfolios

Jonathan Steiner, Vice President                                 Vice President, First Trust Portfolios

Rick Swiatek, Vice President                                     Vice President, First Trust Portfolios

Roger Testin, Vice President                                     Vice President, First Trust Portfolios

Kitty Collins, Assistant Vice President                          Assistant Vice President, First Trust Portfolios

Charles Bradley, Assistant Vice President                        Assistant Vice President, First Trust Portfolios

Item 31: Location of Accounts and Records

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration

Page 6


Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.


Page 7


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 28th day of April, 2004.

                                     MBIA CAPITAL/FIRST TRUST RELATIVE VALUE
                                        MUNICIPAL FUND

                                     By: /s/ James A. Bowen
                                         --------------------------------
                                         James A. Bowen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

---------------------- ------------------------------- -------------------------
Signature              Title                           Date
---------------------- ------------------------------- -------------------------
/s/ James A. Bowen     President and Trustee           April 28, 2004
-------------------
 James A. Bowen
---------------------- ------------------------------- -------------------------
/s/ Mark R. Bradley    Chief Financial Officer and     April 28, 2004
--------------------   Treasurer
 Mark R. Bradley
---------------------- ------------------------------- -------------------------

                                INDEX TO EXHIBITS

a.  Declaration of Trust dated April 26, 2004.
b.  By-Laws of Registrant.